Consolidated Schedule of Investments (unaudited) March 31, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
AGL CLO 12 Ltd., Series 2021-12A, Class B, (3 mo. LIBOR US + 1.60)%), 6.41%, 07/20/34(a)(b)	USD	1,000	$963,762
AIG CLO LLC, Series 2020-1A, Class CR, (3 mo. LIBOR US + 2.00%), 6.79%, 04/15/34(a)(b)		2,000	1,918,042
Anchorage Capital CLO 11 Ltd., Series 2019-11A, Class A, (3 mo. LIBOR US + 2.30%), 7.12%, 07/22/32(a)(b)		1,000	956,539
Bain Capital Credit CLO Ltd.(a)(b)
Series 2019-2A, Class CR, (3 mo. LIBOR US + 2.10%), 6.89%, 10/17/32		1,000	948,486
Series 2021-4A, Class B, (3 mo. LIBOR US + 1.65%), 6.46%, 10/20/34		1,000	946,040
Series 2021-6A, Class B, (3 mo. LIBOR US + 1.65%), 6.47%, 10/21/34		1,500	1,426,239
Battalion CLO X Ltd., Series 2016-10A, Class BR2, (3 mo. LIBOR US + 2.05%), 6.87%, 01/25/35(a)(b)		1,000	930,527
CarVal CLO II Ltd., Series 2019-1A, Class DR, (3 mo. LIBOR US + 3.20%), 8.01%, 04/20/32(a)(b)		1,000	909,967
CarVal CLO IV Ltd., Series 2021-1A, Class D, (3 mo. LIBOR US + 3.25%), 8.06%, 07/20/34(a)(b)		1,000	884,376
CIFC Funding I Ltd., Series 2015-1A, Class CRR, (3 mo. LIBOR US + 1.90%), 6.72%, 01/22/31(a)(b)		1,000	963,181
CIFC Funding Ltd., Series 2019-1A, Class CR, (3 mo. LIBOR US + 2.05%), 6.86%, 04/20/32(a)(b)		1,000	970,277
CIFC Funding V Ltd., Series 2019-5A, Class A2RS, (3 mo. LIBOR US + 1.75%), 6.54%, 01/15/35(a)(b)		800	768,004
Cook Park CLO Ltd., Series 2018-1A, Class C, (3 mo. LIBOR US + 1.75%), 6.54%, 04/17/30(a)(b)		250	235,542
Elmwood CLO I Ltd., Series 2019-1A, Class DR, (3 mo. LIBOR US + 4.40%), 9.21%, 10/20/33(a)(b)		1,000	949,742
Flatiron CLO 21 Ltd., Series 2021-1A, Class D, (3 mo. LIBOR US + 2.90%), 7.70%, 07/19/34(a)(b)		1,000	953,011
Golub Capital Partners 48 LP, Series 2020-48A, Class C, (3 mo. LIBOR US + 2.80%), 7.59%, 04/17/33(a)(b)		900	891,001
Greywolf CLO V Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 3.00%), 7.82%, 01/27/31(a)(b)		500	445,102
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class C, (3 mo. LIBOR US + 2.15%), 6.96%, 04/20/34(a)(b)		750	719,469
Neuberger Berman Loan Advisers CLO 45 Ltd., Series 2021-45A, Class A, (3 mo. LIBOR US + 1.13%), 5.92%, 10/14/35(a)(b)		1,500	1,463,549
NYACK Park CLO Ltd., Series 2021-1A, Class C, (3 mo. LIBOR US + 1.95%), 6.76%, 10/20/34(a)(b)		1,250	1,171,200
OHA Credit Funding 2 Ltd., Series 2019-2A, Class DR, (3 mo. LIBOR US + 3.30%), 8.12%, 04/21/34(a)(b)		1,000	940,932
OHA Loan Funding Ltd.(a)(b)
Series 2013-1A, Class DR2, (3 mo. LIBOR US + 3.05%), 7.87%, 07/23/31		750	690,059
Series 2015-1A, Class DR3, (3 mo. LIBOR US + 3.20%), 8.00%, 01/19/37		1,000	892,586
Palmer Square CLO Ltd.(a)(b)
Series 2022-1A, Class D, (3 mo. Term SOFR + 3.05%), 7.69%, 04/20/35		1,000	907,134
Series 2022-4A, Class C, (3 mo. LIBOR US + 1.95%), 6.74%, 10/15/34		1,000	953,977
Post CLO Ltd., Series 2022-1A, Class D, (3 mo. Term SOFR + 3.20%), 7.84%, 04/20/35(a)(b)		1,000	890,387
Rad CLO 15 Ltd., Series 2021-15A, Class D, (3 mo. LIBOR US + 3.05%), 7.86%, 01/20/34(a)(b)		1,000	879,719

Security		Par (000)	Value

Asset-Backed Securities (continued)
Regatta X Funding Ltd., Series 2017-3A, Class D, (3 mo. LIBOR US + 2.75%), 7.54%, 01/17/31(a)(b)	USD	250	$234,054
Signal Peak CLO 5 Ltd., Series 2018-5A, Class D, (3 mo. LIBOR US + 2.65%), 7.47%, 04/25/31(a)(b)		700	631,502
Signal Peak CLO 8 Ltd., Series 2018-8A, Class C, (3 mo. LIBOR US + 2.00%), 6.81%, 04/20/33(a)(b)		1,000	944,618
Sixth Street CLO XIX Ltd., Series 2021-19A, Class D, (3 mo. LIBOR US + 3.00%), 7.81%, 07/20/34(a)(b)		1,000	897,767
TCW CLO Ltd., Series 2021-1A, Class D2, (3 mo. LIBOR US + 3.88%), 8.69%, 03/18/34(a)(b)		1,000	868,307
TICP CLO XIII Ltd., Series 2019-13A, Class DR, (3 mo. LIBOR US + 3.15%), 7.94%, 04/15/34(a)(b)		1,000	920,125
Webster Park CLO Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 2.90%), 7.71%, 07/20/30(a)(b)		690	618,862
Whitebox CLO I Ltd., Series 2019-1A, Class ANBR, (3 mo. LIBOR US + 1.70%), 6.52%, 07/24/32(a)(b)		2,000	1,923,154
Whitebox CLO II Ltd., Series 2020-2A, Class CR, (3 mo. LIBOR US + 2.20%), 7.02%, 10/24/34(a)(b)		640	610,289

Total Asset-Backed Securities — 7.7% (Cost: $34,808,061)			33,217,528

		Shares

Common Stocks

Construction & Engineering — 0.0%
McDermott International Ltd.(c)		2,158	734

Hotel & Resort REITs — 0.5%
Ashford Hospitality Trust, Inc., Series D(c)(d)		2,826	53,722
Ashford Hospitality Trust, Inc., Series F(c)(d)		2,904	48,787
Ashford Hospitality Trust, Inc., Series G(c)(d)		1,120	18,155
Ashford Hospitality Trust, Inc., Series H(c)(d)		3,645	58,211
Park Hotels & Resorts, Inc.		157,000	1,940,520

			2,119,395

Household Durables — 0.5%
Taylor Morrison Home Corp.(c)		60,000	2,295,600

Pharmaceuticals — 0.2%
Milestone Pharmaceuticals, Inc.(c)		152,827	602,138

Specialty Retail — 0.0%
NMG Parent LLC		78	9,880

Total Common Stocks — 1.2% (Cost: $5,111,562)			5,027,747

		Par (000)

Corporate Bonds

Aerospace & Defense — 0.7%
Bombardier, Inc.(b)
7.50%, 03/15/25	USD	2	2,000
7.13%, 06/15/26		302	303,087
7.88%, 04/15/27		287	290,539
6.00%, 02/15/28		182	177,223
7.50%, 02/01/29		48	49,035
Rolls-Royce PLC, 5.75%, 10/15/27(b)		384	382,541

1

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Aerospace & Defense (continued)
Spirit AeroSystems, Inc.(b)
7.50%, 04/15/25	USD	4	$4,000
9.38%, 11/30/29		100	109,125
TransDigm, Inc.
8.00%, 12/15/25(b)		203	206,806
6.25%, 03/15/26(b)		834	834,759
6.38%, 06/15/26		13	12,708
7.50%, 03/15/27		16	15,960
6.75%, 08/15/28(b)		267	269,670
Triumph Group, Inc., 9.00%, 03/15/28(b)		167	167,175

			2,824,628

Automobile Components — 0.4%
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52		1,160	910,116
Clarios Global LP, 6.75%, 05/15/25(b)		45	45,479
Clarios Global LP/Clarios U.S. Finance Co.(b)
6.25%, 05/15/26		124	123,690
8.50%, 05/15/27		746	748,797
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(b)		33	29,618
Goodyear Tire & Rubber Co.
5.00%, 07/15/29		12	10,721
5.63%, 04/30/33		12	10,380
Titan International, Inc., 7.00%, 04/30/28		11	9,911

			1,888,712

Automobiles(b) — 0.0%
Ken Garff Automotive LLC, 4.88%, 09/15/28		24	20,403
LCM Investments Holdings II LLC, 4.88%, 05/01/29		91	76,130
Lithia Motors, Inc., 3.88%, 06/01/29		23	19,895
MajorDrive Holdings IV LLC, 6.38%, 06/01/29		44	32,579

			149,007

Banks — 0.9%
Axis Bank Ltd./Gift City, (5 year CMT + 3.32%), 4.10%(a)(d)(e)		200	168,000
Bangkok Bank PCL, (5 year CMT + 1.90%), 3.73%, 09/25/34(a)(e)		200	169,454
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(e)		200	181,522
China CITIC Bank International Ltd., (5 year CMT + 2.10%), 4.80%(a)(d)(e)		250	240,047
Chong Hing Bank Ltd., (5 year CMT + 3.86%), 5.70%(a)(d)(e)		250	235,828
HDFC Bank Ltd., (5 year CMT + 2.93%), 3.70%(a)(d)(e)		200	167,000
Kasikornbank PCL, (5 year CMT + 1.70%), 3.34%, 10/02/31(a)(e)		200	174,500
Krung Thai Bank PCL, (5 year CMT + 3.53%), 4.40%(a)(d)(e)		200	175,975
Macquarie Bank Ltd., 6.80%, 01/18/33(b)		2,070	2,104,142
Nanyang Commercial Bank Ltd., (5 year CMT + 3.51%), 6.50%(a)(d)(e)		250	234,969

			3,851,437

Beverages(b) — 0.4%
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(f)		200	152,980
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29		400	313,000
Mauser Packaging Solutions Holding Co. 7.88%, 08/15/26		707	707,000

Security		Par (000)	Value

Beverages (continued)
Mauser Packaging Solutions Holding Co. (continued) 9.25%, 04/15/27	USD	6	$5,544
Trivium Packaging Finance BV
5.50%, 08/15/26		200	191,600
8.50%, 08/15/27		417	379,470

			1,749,594

Broadline Retail(b) — 0.6%
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/26		2,894	2,628,709
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26		47	44,127

			2,672,836

Building Materials(b) — 0.1%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28		30	27,778
Jeld-Wen, Inc., 4.63%, 12/15/25		5	4,637
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28		88	77,783
9.75%, 07/15/28		19	18,145
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28		287	269,421
Standard Industries, Inc.
4.75%, 01/15/28		104	97,155
4.38%, 07/15/30		34	29,580
3.38%, 01/15/31		11	8,841
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29		8	7,560

			540,900

Building Products — 0.5%
Foundation Building Materials, Inc., 6.00%, 03/01/29(b)		18	14,267
GYP Holdings III Corp., 4.63%, 05/01/29(b)		55	47,025
Lowe’s Cos., Inc., 5.63%, 04/15/53		1,200	1,203,917
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26(b)		26	23,894
SRS Distribution, Inc.(b)
4.63%, 07/01/28		240	213,143
6.13%, 07/01/29		277	233,708
6.00%, 12/01/29		135	111,465
White Cap Buyer LLC, 6.88%, 10/15/28(b)		364	315,755
White Cap Parent LLC, (8.25% Cash or 9.00% PIK), 8.25%, 03/15/26(b)(f)		64	58,201

			2,221,375

Capital Markets — 0.3%
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(b)		30	30,195
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29(b)		5	4,087
Blackstone Private Credit Fund, 3.25%, 03/15/27		15	12,736
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)		47	41,379
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32		120	97,363
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/26		67	65,933
5.25%, 05/15/27		167	156,698
4.38%, 02/01/29		7	6,020
NFP Corp.(b)
4.88%, 08/15/28		290	261,580
6.88%, 08/15/28		426	365,568
7.50%, 10/01/30		27	26,088

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	2

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Capital Markets (continued)
Owl Rock Core Income Corp.
5.50%, 03/21/25	USD	30	$29,213
3.13%, 09/23/26		7	6,073
7.75%, 09/16/27(b)		50	49,257

			1,152,190

Chemicals — 0.3%
Avient Corp., 7.13%, 08/01/30(b)		96	99,000
Chemours Co., 5.75%, 11/15/28(b)		20	17,855
Element Solutions, Inc., 3.88%, 09/01/28(b)		102	89,519
HB Fuller Co., 4.25%, 10/15/28		94	83,387
Herens Holdco SARL, 4.75%, 05/15/28(b)		200	161,000
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)		89	78,900
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(f)		82	59,040
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(b)		26	21,863
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)		96	79,703
WR Grace Holdings LLC(b)
4.88%, 06/15/27		106	102,174
5.63%, 08/15/29		499	422,902
7.38%, 03/01/31		35	35,132

			1,250,475

Commercial Services & Supplies — 0.3%
ADT Security Corp., 4.88%, 07/15/32(b)		94	82,935
APX Group, Inc.(b)
6.75%, 02/15/27		131	130,345
5.75%, 07/15/29		71	63,545
Cablevision Lightpath LLC, 3.88%, 09/15/27(b)		200	160,946
Fortress Transportation & Infrastructure Investors LLC(b)
6.50%, 10/01/25		50	50,033
9.75%, 08/01/27		22	23,212
5.50%, 05/01/28		79	72,075
Herc Holdings, Inc., 5.50%, 07/15/27(b)		4	3,860
Hertz Corp.(b)
4.63%, 12/01/26		22	19,921
5.00%, 12/01/29		24	19,877
LABL, Inc., 9.50%, 11/01/28		48	48,420
Metis Merger Sub LLC, 6.50%, 05/15/29(b)		20	16,658
NESCO Holdings II, Inc., 5.50%, 04/15/29(b)		57	51,567
Prime Security Services Borrower LLC/Prime Finance, Inc.(b)
5.75%, 04/15/26		22	21,835
6.25%, 01/15/28		210	196,350
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)		200	165,864
Williams Scotsman International, Inc., 4.63%, 08/15/28(b)		46	41,846

			1,169,289

Communications Equipment(b) — 0.1%
CommScope Technologies LLC, 6.00%, 06/15/25		171	161,040
CommScope, Inc.
6.00%, 03/01/26		91	87,824
8.25%, 03/01/27		43	35,221
7.13%, 07/01/28		40	29,502
4.75%, 09/01/29		124	103,356
Viasat, Inc., 5.63%, 09/15/25		78	73,949

			490,892

Security		Par (000)	Value

Construction & Engineering — 0.1%
Celestial Miles Ltd., (5 year CMT + 8.21%), 5.75%(a)(d)(e)	USD	200	$196,288

Construction Materials(b) — 0.0%
BCPE Empire Holdings, Inc., 7.63%, 05/01/27		64	58,480
Resideo Funding, Inc., 4.00%, 09/01/29		8	6,651

			65,131

Consumer Discretionary(b) — 1.6%
APi Group DE, Inc.
4.13%, 07/15/29		24	20,594
4.75%, 10/15/29		18	15,837
Carnival Corp.
10.50%, 02/01/26		120	125,030
7.63%, 03/01/26		22	20,075
5.75%, 03/01/27		192	157,503
9.88%, 08/01/27		68	70,046
4.00%, 08/01/28		41	35,294
6.00%, 05/01/29		153	121,635
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28		5,383	5,675,493
CoreLogic, Inc., 4.50%, 05/01/28		78	59,183
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc., 5.00%, 02/01/26		25	22,372
Life Time, Inc.
5.75%, 01/15/26		11	10,686
8.00%, 04/15/26		48	45,788
Lindblad Expeditions LLC, 6.75%, 02/15/27		57	55,181
NCL Corp. Ltd.
5.88%, 03/15/26		45	38,299
8.38%, 02/01/28		10	10,034
7.75%, 02/15/29		8	6,859
NCL Finance Ltd., 6.13%, 03/15/28		29	23,497
Neptune Bidco U.S., Inc., 9.29%, 04/15/29		65	60,261
Royal Caribbean Cruises Ltd.
11.50%, 06/01/25		27	28,789
4.25%, 07/01/26		10	8,975
5.50%, 08/31/26		50	46,778
5.38%, 07/15/27		20	17,814
11.63%, 08/15/27		45	48,332
5.50%, 04/01/28		15	13,243
8.25%, 01/15/29		23	24,061
9.25%, 01/15/29		106	112,625
7.25%, 01/15/30		56	56,350
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29		27	23,175

			6,953,809

Consumer Finance — 0.7%
American Express Co., (5 year CMT + 2.85%), 3.55%(a)(d)		440	371,888
Global Payments, Inc.
2.90%, 05/15/30		265	224,396
5.95%, 08/15/52		1,395	1,327,034
Navient Corp., 5.50%, 03/15/29		37	31,265
OneMain Finance Corp.
6.88%, 03/15/25		101	97,870
6.63%, 01/15/28		35	32,088
5.38%, 11/15/29		16	13,460
4.00%, 09/15/30		15	11,250
Sabre Global, Inc.(b)
9.25%, 04/15/25		56	52,752

3

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Consumer Finance (continued)
Sabre Global, Inc.(b) (continued)
7.38%, 09/01/25	USD	61	$54,503
11.25%, 12/15/27		127	118,344
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(b)		110	103,400
Shriram Finance Ltd., 4.40%, 03/13/24		200	192,250
Verscend Escrow Corp., 9.75%, 08/15/26(b)		494	494,000

			3,124,500

Consumer Staples Distribution & Retail(b) — 0.0%
Post Holdings, Inc.
5.50%, 12/15/29		8	7,539
4.63%, 04/15/30		22	19,717
4.50%, 09/15/31		29	25,523
United Natural Foods, Inc., 6.75%, 10/15/28		15	13,941

			66,720

Containers & Packaging(b) — 0.1%
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29		201	193,463
8.75%, 04/15/30		137	124,497
LABL, Inc., 5.88%, 11/01/28		108	95,965

			413,925

Diversified Consumer Services(b) — 0.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63%, 07/15/26		412	395,934
9.75%, 07/15/27		344	306,593
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28		400	338,500
Clarivate Science Holdings Corp.
3.88%, 07/01/28		238	212,408
4.88%, 07/01/29		223	201,675
Garda World Security Corp., 7.75%, 02/15/28		51	50,266
Sotheby’s, 7.38%, 10/15/27		442	418,101

			1,923,477

Diversified REITs — 0.5%
American Tower Corp.
3.10%, 06/15/50		743	487,699
2.95%, 01/15/51		859	550,230
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)		31	24,878
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26(b)		28	24,290
Iron Mountain, Inc., 5.63%, 07/15/32(b)		33	30,147
MPT Operating Partnership LP/MPT Finance Corp., 4.63%, 08/01/29		92	67,965
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27		50	46,860
4.50%, 02/15/29(b)		15	13,549
RLJ Lodging Trust LP, 4.00%, 09/15/29(b)		17	14,197
Service Properties Trust, 4.50%, 03/15/25		836	768,182

			2,027,997

Diversified Telecommunication Services — 0.4%
Level 3 Financing, Inc.
3.40%, 03/01/27(b)		43	34,011
4.63%, 09/15/27(b)		29	17,436
4.25%, 07/01/28(b)		47	26,517
3.63%, 01/15/29(b)		37	20,458
3.75%, 07/15/29(b)		97	51,717

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Level 3 Financing, Inc. (continued)
3.88%, 11/15/29(b)	USD	101	$73,097
10.50%, 05/15/30		72	70,384
Lumen Technologies, Inc., 4.00%, 02/15/27(b)		127	83,820
Sprint Capital Corp., 8.75%, 03/15/32		81	98,617
Telecom Italia Capital SA
6.38%, 11/15/33		13	11,770
7.72%, 06/04/38		2	1,852
Verizon Communications, Inc.
2.88%, 11/20/50		150	99,770
3.70%, 03/22/61		247	184,174
Zayo Group Holdings, Inc.(b)
4.00%, 03/01/27		934	709,840
6.13%, 03/01/28		395	240,239

			1,723,702

Electric Utilities — 0.3%
Dominion Energy, Inc., Series C, (5 year CMT + 3.20%), 4.35%(a)(d)		355	293,674
Edison International, Series A, (5 year CMT + 4.70%), 5.38%(a)(d)		350	309,516
Greenko Solar Mauritius Ltd., 5.55%, 01/29/25		200	191,500
JSW Hydro Energy Ltd., 4.13%, 05/18/31(e)		177	145,671
Pacific Gas and Electric Co., 4.20%, 06/01/41		310	244,466

			1,184,827

Electrical Equipment — 0.0%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26(b)		76	74,670
GrafTech Finance, Inc., 4.63%, 12/15/28(b)		29	24,182
Pearl Holding II Ltd., (6.00% Cash or 8.00% PIK), 6.00%(d)(e)(f)		95	2,386

			101,238

Electronic Equipment, Instruments & Components(b) — 0.1%
Imola Merger Corp., 4.75%, 05/15/29		88	78,724
Vertiv Group Corp., 4.13%, 11/15/28		183	161,471

			240,195

Energy Equipment & Services — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27		58	56,912
6.25%, 04/01/28		232	222,720
Enerflex Ltd., 9.00%, 10/15/27(b)		53	51,543
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26		180	174,950
6.88%, 09/01/27		260	248,451
Weatherford International Ltd.(b)
11.00%, 12/01/24		2	2,052
6.50%, 09/15/28		46	46,079
8.63%, 04/30/30		60	61,384

			864,091

Environmental, Maintenance & Security Service — 0.1%
Covanta Holding Corp.
4.88%, 12/01/29(b)		22	19,574
5.00%, 09/01/30		15	12,903
GFL Environmental, Inc.(b)
4.00%, 08/01/28		4	3,634
4.75%, 06/15/29		54	50,442

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	4

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Environmental, Maintenance & Security Service (continued)
Tervita Corp., 11.00%, 12/01/25(b)	USD	18	$19,305
Waste Pro USA, Inc., 5.50%, 02/15/26(b)		302	277,738

			383,596

Financial Services — 1.4%
Ally Financial, Inc., Series B, (5 year CMT + 3.87%), 4.70%(a)(d)		550	394,625
Enact Holdings, Inc., 6.50%, 08/15/25(b)		73	71,175
Global Aircraft Leasing Co. Ltd.(b)(f)
(6.50% Cash or 7.25% PIK), 6.50%, 09/15/24		35	31,433
Series 2021, (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24		51	45,817
Home Point Capital, Inc., 5.00%, 02/01/26(b)		40	30,012
JPMorgan Chase & Co., (1 day SOFR + 2.58%), 5.72%, 09/14/33(a)		4,400	4,507,179
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(b)
5.25%, 10/01/25		7	6,158
4.75%, 06/15/29		13	9,397
MGIC Investment Corp., 5.25%, 08/15/28		32	30,416
Nationstar Mortgage Holdings, Inc.(b)
6.00%, 01/15/27		28	25,410
5.13%, 12/15/30		24	18,442
5.75%, 11/15/31		22	17,065
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 2.88%, 10/15/26(b)		35	31,325
Spectrum Brands, Inc.(b)
5.00%, 10/01/29		17	14,754
5.50%, 07/15/30		13	11,439
UBS Group AG, (1 year CMT + 1.55%), 4.49%, 05/12/26(a)(b)		885	853,522
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.38%, 02/01/30(b)		24	21,390

			6,119,559

Food Products — 0.2%
Aramark Services, Inc.(b)
6.38%, 05/01/25		40	40,295
5.00%, 02/01/28		80	75,717
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/25(b)		339	330,532
Knight Castle Investments Ltd., 7.99%, 01/23/21(c)(g)		300	210,000
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(b)		22	17,878

			674,422

Gas Utilities — 0.0%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(b)		17	14,854

Health Care Equipment & Supplies(b) — 0.0%
Embecta Corp., 6.75%, 02/15/30		12	10,920
Garden Spinco Corp., 8.63%, 07/20/30		92	98,295

			109,215

Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc.(b)
5.50%, 07/01/28		23	22,281
5.00%, 04/15/29		7	6,580
AdaptHealth LLC(b)
6.13%, 08/01/28		14	12,854
5.13%, 03/01/30		5	4,242

Security		Par (000)	Value

Health Care Providers & Services (continued)
AHP Health Partners, Inc., 5.75%, 07/15/29(b)	USD	77	$64,680
Cano Health LLC, 6.25%, 10/01/28(b)		31	16,972
CHS/Community Health Systems, Inc.(b)
5.63%, 03/15/27		85	74,620
6.00%, 01/15/29		279	236,000
5.25%, 05/15/30		160	125,512
4.75%, 02/15/31		84	62,015
Elevance Health, Inc., 6.10%, 10/15/52		605	674,985
Encompass Health Corp.
4.50%, 02/01/28		7	6,525
4.75%, 02/01/30		10	9,092
HCA, Inc., 4.63%, 03/15/52(b)		1,355	1,125,046
Legacy LifePoint Health LLC(b)
6.75%, 04/15/25		53	50,295
4.38%, 02/15/27		53	43,347
Medline Borrower LP(b)
3.88%, 04/01/29		10	8,675
5.25%, 10/01/29		306	265,489
ModivCare, Inc., 5.88%, 11/15/25(b)		23	22,051
Surgery Center Holdings, Inc.(b)
6.75%, 07/01/25		185	183,016
10.00%, 04/15/27		75	76,470
Tenet Healthcare Corp.
4.88%, 01/01/26		31	30,391
6.25%, 02/01/27		112	110,140
5.13%, 11/01/27		50	48,003
4.63%, 06/15/28		17	15,680
6.13%, 10/01/28		24	23,002
4.25%, 06/01/29		14	12,666

			3,330,629

Health Care Technology — 0.1%
AthenaHealth Group, Inc., 6.50%, 02/15/30(b)		544	441,108

Hotels, Restaurants & Leisure — 1.7%
Boyd Gaming Corp., 4.75%, 06/15/31(b)		93	84,463
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 4.00%, 10/15/30(b)		5	4,287
Caesars Entertainment, Inc.(b)
6.25%, 07/01/25		153	153,007
8.13%, 07/01/27		381	388,620
4.63%, 10/15/29		241	210,754
CCM Merger, Inc., 6.38%, 05/01/26(b)		30	29,291
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(b)		94	90,789
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.50%, 05/01/25(b)		72	71,955
6.50%, 10/01/28		10	9,702
Champion Path Holdings Ltd., 4.50%, 01/27/26(e)		200	175,250
Codere Finance 2 Luxembourg SA, (8.00% Cash or 3.00% PIK), 11.00%, 09/30/26(e)(f)	EUR	154	143,883
Constellation Merger Sub, Inc., 8.50%, 09/15/25(b)	USD	3,469	2,951,599
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)
4.63%, 01/15/29		59	51,784
6.75%, 01/15/30		21	17,277
Fortune Star BVI Ltd.(e)
5.95%, 10/19/25		200	153,600
5.00%, 05/18/26		200	145,500
Melco Resorts Finance Ltd.
4.88%, 06/06/25(e)		200	186,875
4.88%, 06/06/25(b)		200	186,875

5

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Melco Resorts Finance Ltd. (continued)
5.63%, 07/17/27(e)	USD	200	$173,750
Merlin Entertainments Ltd., 5.75%, 06/15/26(b)		200	189,695
MGM China Holdings Ltd.(e)
5.38%, 05/15/24		200	195,225
5.88%, 05/15/26		200	188,225
Midco GB SASU, (8.50% Cash or 7.75% PIK), 7.75%, 11/01/27(e)(f)	EUR	150	145,757
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)	USD	43	37,381
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29		21	15,500
5.88%, 09/01/31		21	15,096
Raptor Acquisition Corp./Raptor Co.-Issuer LLC, 4.88%, 11/01/26(b)		31	28,830
Sands China Ltd.
5.63%, 08/08/25		200	194,000
5.90%, 08/08/28		200	190,000
Scientific Games International, Inc.(b)
7.00%, 05/15/28		40	39,600
7.25%, 11/15/29		33	33,064
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(b)		56	56,579
Studio City Finance Ltd., 6.00%, 07/15/25(e)		200	183,912
Vail Resorts, Inc., 6.25%, 05/15/25(b)		31	31,073
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(b)		14	12,897
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)		36	34,020
Wynn Macau Ltd.(e)
4.88%, 10/01/24		300	288,840
5.63%, 08/26/28		200	170,000
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
5.13%, 10/01/29		74	67,219
7.13%, 02/15/31		40	40,575

			7,386,749

Household Durables — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
6.63%, 01/15/28		10	9,066
4.63%, 08/01/29		43	34,830
4.63%, 04/01/30		30	24,701
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(b)
5.00%, 06/15/29		37	28,305
4.88%, 02/15/30		72	54,299
Installed Building Products, Inc., 5.75%, 02/01/28(b)		18	16,576
K Hovnanian Enterprises, Inc., 7.75%, 02/15/26(b)		59	57,820
KB Home, 7.25%, 07/15/30		10	10,142
Mattamy Group Corp.(b)
5.25%, 12/15/27		20	18,825
4.63%, 03/01/30		34	29,573
NCR Corp.(b)
5.00%, 10/01/28		21	18,458
5.13%, 04/15/29		38	32,880
Newell Brands, Inc., 6.00%, 04/01/46		650	531,375

Security		Par (000)	Value

Household Durables (continued)
SWF Escrow Issuer Corp., 6.50%, 10/01/29(b)	USD	134	$82,410
Tri Pointe Homes, Inc., 5.70%, 06/15/28		11	10,584

			959,844

Household Products — 0.0%
Central Garden & Pet Co.
4.13%, 10/15/30		2	1,767
4.13%, 04/30/31(b)		35	30,221

			31,988

Independent Power and Renewable Electricity Producers — 0.3%
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24(e)		200	168,500
Calpine Corp.(b)
5.13%, 03/15/28		139	127,264
4.63%, 02/01/29		22	18,993
5.00%, 02/01/31		79	66,875
Clearway Energy Operating LLC, 4.75%, 03/15/28(b)		36	34,380
Greenko Dutch BV, 3.85%, 03/29/26(e)		188	169,341
Greenko Power II Ltd., 4.30%, 12/13/28(e)		191	164,021
NRG Energy, Inc.
5.75%, 01/15/28		8	7,846
5.25%, 06/15/29(b)		2	1,857
7.00%, 03/15/33(b)		45	46,616
ReNew Power Pvt Ltd., 5.88%, 03/05/27(e)		200	191,735
SMC Global Power Holdings Corp., (5 year CMT + 9.20%), 7.00%(a)(d)(e)		200	170,975
TransAlta Corp., 7.75%, 11/15/29		23	24,170

			1,192,573

Insurance — 0.4%
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 08/01/29(b)		41	33,879
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer(b)
4.25%, 10/15/27		141	126,292
6.75%, 10/15/27		951	882,053
6.75%, 04/15/28		2	1,978
AmWINS Group, Inc., 4.88%, 06/30/29(b)		108	95,580
FWD Group Ltd., 5.75%, 07/09/24(e)		200	194,000
GTCR AP Finance, Inc., 8.00%, 05/15/27(b)		100	95,429
HUB International Ltd.(b)
7.00%, 05/01/26		289	284,031
5.63%, 12/01/29		7	6,099
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/30		55	57,006
10.50%, 12/15/30(b)		69	69,497
Ryan Specialty Group LLC, 4.38%, 02/01/30(b)		24	20,985

			1,866,829

Interactive Media & Services — 0.6%
Arches Buyer, Inc., 4.25%, 06/01/28(b)		23	19,222
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(b)
4.75%, 04/30/27		118	100,811
6.00%, 02/15/28		26	19,237
Vnet Group, Inc., 0.00%, 02/01/26(h)(i)		3,000	2,370,000

			2,509,270

Internet Software & Services(b) — 0.2%
Match Group Holdings II LLC
5.63%, 02/15/29		75	70,518

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	6

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Internet Software & Services (continued)
Match Group Holdings II LLC (continued)
3.63%, 10/01/31	USD	8	$6,510
Uber Technologies, Inc.
8.00%, 11/01/26		95	97,397
7.50%, 09/15/27		54	55,680
6.25%, 01/15/28		141	140,648
4.50%, 08/15/29		358	326,227

			696,980

IT Services — 1.1%
Ahead DB Holdings LLC, 6.63%, 05/01/28(b)		31	25,672
CA Magnum Holdings
5.38%, 10/31/26(b)		203	179,148
5.38%, 10/31/26(e)		200	176,500
Dun & Bradstreet Corp., 5.00%, 12/15/29(b)		279	241,578
McAfee Corp., 7.38%, 02/15/30(b)		4,300	3,605,525
Presidio Holdings, Inc., 4.88%, 02/01/27(b)		9	8,601
Science Applications International Corp., 4.88%, 04/01/28(b)		47	43,763
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25(b)		22	21,813
Twilio, Inc., 3.63%, 03/15/29		33	28,463
West Technology Group LLC, 8.50%, 04/10/27(b)		318	262,114
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)		50	43,286

			4,636,463

Leisure Products — 0.0%
Mattel, Inc.
6.20%, 10/01/40		29	26,118
5.45%, 11/01/41		65	54,731

			80,849

Machinery(b) — 0.2%
Chart Industries, Inc.
7.50%, 01/01/30		156	161,182
9.50%, 01/01/31		24	25,320
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(f)		23	19,435
Madison IAQ LLC, 5.88%, 06/30/29		110	84,975
OT Merger Corp., 7.88%, 10/15/29		21	12,391
Titan Acquisition Ltd./Titan Co.-Borrower LLC, 7.75%, 04/15/26		292	244,550
TK Elevator Holdco GmbH, 7.63%, 07/15/28		229	197,911
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27		295	278,509

			1,024,273

Media — 3.0%
Altice Financing SA, 5.75%, 08/15/29(b)		400	318,000
Altice France Holding SA, 10.50%, 05/15/27(b)		300	229,500
AMC Networks, Inc., 4.25%, 02/15/29		26	15,985
Cable One, Inc.
0.00%, 03/15/26(h)(i)		13	10,257
4.00%, 11/15/30(b)		15	12,210
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 03/01/30(b)		18	15,595
4.50%, 08/15/30(b)		50	42,250
4.25%, 02/01/31(b)		117	95,666
7.38%, 03/01/31(b)		64	63,000
4.75%, 02/01/32(b)		40	33,594
4.50%, 05/01/32		50	40,891
4.50%, 06/01/33(b)		41	33,007
4.25%, 01/15/34(b)		342	267,485

Security		Par (000)	Value

Media (continued)
Cengage Learning, Inc., 9.50%, 06/15/24(b)	USD	4,800	$4,640,880
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/51		105	67,198
4.40%, 12/01/61		600	409,967
Clear Channel Outdoor Holdings, Inc.(b)
5.13%, 08/15/27		487	437,082
7.75%, 04/15/28		229	171,750
7.50%, 06/01/29		185	131,480
CMG Media Corp., 8.88%, 12/15/27(b)		167	126,252
Comcast Corp.
3.75%, 04/01/40		110	94,424
2.94%, 11/01/56		54	35,945
2.99%, 11/01/63		925	599,754
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(b)		385	361,900
CSC Holdings LLC
5.25%, 06/01/24		9	8,685
4.13%, 12/01/30(b)		400	287,276
4.50%, 11/15/31(b)		200	144,202
Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/27(b)		83	75,173
DISH DBS Corp.
5.25%, 12/01/26(b)		435	347,084
5.75%, 12/01/28(b)		111	82,834
5.13%, 06/01/29		82	43,665
DISH Network Corp., 11.75%, 11/15/27(b)		85	82,450
Frontier Communications Holdings LLC(b)
5.88%, 10/15/27		51	46,364
5.00%, 05/01/28		40	34,710
8.75%, 05/15/30		422	420,316
Globe Telecom, Inc., (5 year CMT + 5.53%), 4.20%(a)(d)(e)		200	181,412
Iliad Holding SASU(b)
6.50%, 10/15/26		200	190,604
7.00%, 10/15/28		289	274,200
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)		180	170,010
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(f)		1,929	462,110
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(b)		77	50,628
Live Nation Entertainment, Inc.(b)
4.88%, 11/01/24		6	5,880
6.50%, 05/15/27		206	208,213
4.75%, 10/15/27		167	154,475
3.75%, 01/15/28		18	16,110
Network i2i Ltd., (5 year CMT + 4.27%), 5.65%(a)(d)(e)		200	189,037
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		115	103,595
4.25%, 01/15/29		128	106,240
4.63%, 03/15/30		32	26,687
Radiate Holdco LLC/Radiate Finance, Inc.(b)
4.50%, 09/15/26		164	128,330
6.50%, 09/15/28		289	118,490
Sinclair Television Group, Inc., 4.13%, 12/01/30(b)		191	153,994
Sirius XM Radio, Inc.(b)
5.00%, 08/01/27		23	21,533
4.00%, 07/15/28		39	33,499
Stagwell Global LLC, 5.63%, 08/15/29(b)		48	42,093

7

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
TEGNA, Inc., 4.75%, 03/15/26(b)	USD	7	$6,640
Univision Communications, Inc.(b)
6.63%, 06/01/27		133	126,111
7.38%, 06/30/30		18	17,018
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(b)		200	177,750

			12,791,490

Metals & Mining — 0.6%
ABJA Investment Co. Pte. Ltd., 5.95%, 07/31/24(e)		200	198,500
Arconic Corp., 6.13%, 02/15/28(b)		132	129,849
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)		451	447,554
Carpenter Technology Corp.
6.38%, 07/15/28		5	4,877
7.63%, 03/15/30		38	39,305
Constellium SE, 5.88%, 02/15/26(b)		250	250,275
ERO Copper Corp., 6.50%, 02/15/30(b)		32	27,860
JSW Steel Ltd., 3.95%, 04/05/27(e)		200	172,000
Kaiser Aluminum Corp.(b)
4.63%, 03/01/28		24	21,361
4.50%, 06/01/31		89	73,088
New Gold, Inc., 7.50%, 07/15/27(b)		100	96,257
Novelis Corp.(b)
3.25%, 11/15/26		81	74,023
4.75%, 01/30/30		344	316,065
3.88%, 08/15/31		107	90,120
Periama Holdings LLC, 5.95%, 04/19/26(e)		250	235,313
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(b)		22	19,644
Vedanta Resources Finance II PLC, 13.88%, 01/21/24(e)		412	329,935

			2,526,026

Multi-Utilities — 0.0%
ENN Clean Energy International Investment Ltd., 3.38%, 05/12/26(e)		200	178,350

Oil, Gas & Consumable Fuels — 2.9%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(b)		123	120,690
Antero Resources Corp., 7.63%, 02/01/29(b)		19	19,428
Apache Corp., 5.35%, 07/01/49		11	8,501
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27		84	102,040
5.88%, 06/30/29		214	188,855
Buckeye Partners LP
4.13%, 03/01/25(b)		5	4,730
5.85%, 11/15/43		28	21,143
5.60%, 10/15/44		18	12,747
Callon Petroleum Co.
8.25%, 07/15/25		7	6,951
6.38%, 07/01/26		42	39,900
8.00%, 08/01/28(b)		264	261,545
7.50%, 06/15/30(b)		178	167,320
Chesapeake Energy Corp.(b)
5.88%, 02/01/29		5	4,759
6.75%, 04/15/29		74	73,464
CITGO Petroleum Corp.(b)
7.00%, 06/15/25		87	85,834
6.38%, 06/15/26		51	49,725
Civitas Resources, Inc., 5.00%, 10/15/26(b)		16	15,040

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
CNX Midstream Partners LP, 4.75%, 04/15/30(b)	USD	49	$42,140
CNX Resources Corp.(b)
6.00%, 01/15/29		51	47,685
7.38%, 01/15/31		49	48,265
Comstock Resources, Inc.(b)
6.75%, 03/01/29		92	84,184
5.88%, 01/15/30		103	88,492
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)		342	307,407
Crescent Energy Finance LLC(b)
7.25%, 05/01/26		230	216,200
9.25%, 02/15/28		67	64,236
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(b)
5.63%, 05/01/27		11	10,598
6.00%, 02/01/29		35	33,320
8.00%, 04/01/29		23	23,460
CrownRock LP/CrownRock Finance, Inc.(b)
5.63%, 10/15/25		104	101,926
5.00%, 05/01/29		7	6,521
DCP Midstream Operating LP, 6.75%, 09/15/37(b)		74	80,270
Diamondback Energy, Inc., 6.25%, 03/15/33		885	935,248
DT Midstream, Inc.(b)
4.13%, 06/15/29		54	47,342
4.38%, 06/15/31		46	40,075
Dycom Industries, Inc., 4.50%, 04/15/29(b)		22	19,855
Earthstone Energy Holdings LLC, 8.00%, 04/15/27(b)		73	70,834
Energy Transfer LP
5.40%, 10/01/47		150	133,339
Series G, (5 year CMT + 5.31%), 7.13%(a)(d)		159	133,719
Series H, (5 year CMT + 5.69%), 6.50%(a)(d)		74	65,120
EnLink Midstream Partners LP
5.60%, 04/01/44		24	19,588
5.45%, 06/01/47		8	6,376
EQM Midstream Partners LP(b)
6.50%, 07/01/27		40	38,771
7.50%, 06/01/30		15	14,531
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25		50	48,432
8.00%, 01/15/27		13	12,855
7.75%, 02/01/28		40	38,783
8.88%, 04/15/30		41	41,513
Gulfport Energy Corp., 8.00%, 05/17/26(b)		7	6,930
Harvest Midstream I LP, 7.50%, 09/01/28(b)		12	11,968
Hess Corp., 5.80%, 04/01/47		248	242,930
Hess Midstream Operations LP, 4.25%, 02/15/30(b)		42	37,510
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
6.25%, 11/01/28		44	41,756
5.75%, 02/01/29		29	26,696
6.00%, 02/01/31		3	2,762
ITT Holdings LLC, 6.50%, 08/01/29(b)		99	83,588
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(b)		8	7,779
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26(e)		200	191,000
MPLX LP, 4.95%, 03/14/52		400	347,671
Murphy Oil Corp., 6.13%, 12/01/42		2	1,657
Murphy Oil USA, Inc., 4.75%, 09/15/29		24	21,862
Nabors Industries Ltd.(b) 7.25%, 01/15/26		64	61,040

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	8

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Nabors Industries Ltd.(b) (continued)
7.50%, 01/15/28	USD	97	$89,521
Nabors Industries, Inc.
5.75%, 02/01/25		154	149,187
7.38%, 05/15/27(b)		158	154,742
New Fortress Energy, Inc.(b)
6.75%, 09/15/25		317	305,112
6.50%, 09/30/26		207	190,440
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26(b)		41	39,560
Northern Oil & Gas, Inc., 8.13%, 03/01/28(b)		253	250,963
NuStar Logistics LP, 6.00%, 06/01/26		68	66,654
Occidental Petroleum Corp.
6.95%, 07/01/24		7	7,088
8.88%, 07/15/30		23	26,752
7.50%, 05/01/31		13	14,338
6.45%, 09/15/36		2	2,103
6.20%, 03/15/40		85	85,459
6.60%, 03/15/46		5	5,257
Parkland Corp., 5.88%, 07/15/27(b)		29	28,133
PDC Energy, Inc., 6.13%, 09/15/24		2	1,990
Permian Resources Operating LLC(b)
7.75%, 02/15/26		52	52,130
6.88%, 04/01/27		49	47,938
5.88%, 07/01/29		127	120,255
Precision Drilling Corp., 6.88%, 01/15/29(b)		2	1,815
Range Resources Corp., 4.88%, 05/15/25		8	7,843
Rockcliff Energy II LLC, 5.50%, 10/15/29(b)		119	105,466
Shelf Drilling North Sea Holdings Ltd., 10.25%, 10/31/25(b)		3,000	2,984,625
SM Energy Co.
5.63%, 06/01/25		31	30,057
6.75%, 09/15/26		30	29,420
6.63%, 01/15/27		2	1,921
6.50%, 07/15/28		43	41,033
Southwestern Energy Co.
5.38%, 02/01/29		57	53,722
4.75%, 02/01/32		2	1,766
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 8.50%, 10/15/26(b)		1,596	1,532,160
Sunoco LP/Sunoco Finance Corp., 6.00%, 04/15/27		2	1,975
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
7.50%, 10/01/25		2	1,999
6.00%, 03/01/27		6	5,680
6.00%, 12/31/30		4	3,575
6.00%, 09/01/31		20	17,685
Tap Rock Resources LLC, 7.00%, 10/01/26(b)		309	270,702
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)		45	46,308
Transocean, Inc.(b)
7.50%, 01/15/26		55	49,938
11.50%, 01/30/27		51	52,673
8.75%, 02/15/30		247	251,940
Vantage Drilling International, 9.50%, 02/15/28(b)		250	245,052
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/33(b)		4	3,360
Vermilion Energy, Inc., 6.88%, 05/01/30(b)		29	26,410
Western Midstream Operating LP
5.30%, 03/01/48		54	45,755

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Western Midstream Operating LP (continued)
5.50%, 08/15/48	USD	6	$5,167
5.50%, 02/01/50		89	75,516

			12,620,091

Passenger Airlines — 0.3%
Allegiant Travel Co., 7.25%, 08/15/27(b)		29	28,869
American Airlines, Inc.(b)
11.75%, 07/15/25		371	405,889
7.25%, 02/15/28		15	14,587
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
5.50%, 04/20/26		44	43,128
5.75%, 04/20/29		205	196,647
Avianca Midco 2 PLC, 9.00%, 12/01/28(b)		141	115,710
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(b)		89	84,493
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25(b)		42	42,670
United Airlines Pass-Through Trust, Series 2020-1, Class B, 4.88%, 07/15/27		11	10,492
United Airlines, Inc., 4.63%, 04/15/29(b)		393	355,469

			1,297,954

Pharmaceuticals — 0.1%
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28(b)		200	178,046
Option Care Health, Inc., 4.38%, 10/31/29(b)		42	37,090
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 5.13%, 04/30/31(b)		200	177,529
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26		22	19,786

			412,451

Real Estate Management & Development — 1.3%
Agile Group Holdings Ltd., (5 year CMT + 11.29%), 7.88%(a)(d)(e)		200	63,000
China Aoyuan Group Ltd.(c)(e)(g)
5.98%, 08/18/25		200	18,000
6.20%, 03/24/26		200	18,000
China SCE Group Holdings Ltd., 5.95%, 09/29/24(e)		200	106,000
Country Garden Holdings Co. Ltd.(e)
5.40%, 05/27/25		200	133,500
7.25%, 04/08/26		300	189,000
4.80%, 08/06/30		200	101,000
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(b)		62	55,507
Fantasia Holdings Group Co. Ltd.(c)(g)
11.75%, 04/17/22(e)		710	72,775
12.25%, 10/18/22		200	20,500
KWG Group Holdings Ltd.
7.88%, 08/30/24		250	85,000
5.88%, 11/10/24(e)		200	53,000
Modern Land China Co. Ltd., (2.00% Cash or 2.00% PIK), 9.00%, 12/30/26(c)(e)(f)(g)		240	16,220
New Metro Global Ltd., 4.80%, 12/15/24(e)		200	154,000
NWD Finance BVI Ltd., (5 year CMT + 7.89%), 5.25%(a)(d)(e)		200	173,000
NWD MTN Ltd., 4.13%, 07/18/29(e)		200	164,958
Pakuwon Jati Tbk PT, 4.88%, 04/29/28(e)		200	175,662
PCPD Capital Ltd., 5.13%, 06/18/26(e)		200	165,100
Powerlong Real Estate Holdings Ltd., 6.25%, 08/10/24(e)		200	47,038
Realogy Group LLC/Realogy Co.-Issuer Corp.(b)
5.75%, 01/15/29		61	45,656

9

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
Realogy Group LLC/Realogy Co.-Issuer Corp.(b) (continued)
5.25%, 04/15/30	USD	24	$17,493
RKPF Overseas Ltd., Series 2019-A, 6.00%, 09/04/25(e)		225	177,750
Shui On Development Holding Ltd., 5.50%, 03/03/25(e)		200	169,975
Sinic Holdings Group Co. Ltd., 10.50%, 06/18/22(c)(g)		200	2,000
Sino-Ocean Land Treasure Finance I Ltd., 6.00%, 07/30/24(e)		200	121,000
Sino-Ocean Land Treasure IV Ltd., 4.75%, 08/05/29(e)		200	74,000
Starwood Property Trust, Inc., 4.38%, 01/15/27(b)		14	11,570
Theta Capital Pte. Ltd., 8.13%, 01/22/25(e)		200	160,663
Times China Holdings Ltd., 6.75%, 07/08/25(c)(e)(g)		200	30,000
VICI Properties LP, 5.13%, 05/15/32		990	932,719
VLL International, Inc., 5.75%, 11/28/24(e)		200	191,225
WeWork Cos., Inc., 7.88%, 05/01/25(b)		2,691	1,486,777
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24(e)		200	194,000

			5,426,088

Semiconductors & Semiconductor Equipment(b) —0.3%
Broadcom, Inc., 3.75%, 02/15/51		1,765	1,299,843
Synaptics, Inc., 4.00%, 06/15/29		129	111,086

			1,410,929

Software — 2.4%
Alteryx, Inc., 8.75%, 03/15/28		46	46,298
Boxer Parent Co., Inc.(b)
7.13%, 10/02/25		91	90,566
9.13%, 03/01/26		313	303,522
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)		250	245,720
Cloud Software Group Holdings, Inc., 6.50%, 03/31/29(b)		3,427	3,031,538
Elastic NV, 4.13%, 07/15/29(b)		66	56,348
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		4	3,435
MicroStrategy, Inc.
0.00%, 02/15/27(h)(i)		123	64,349
6.13%, 06/15/28(b)		4,090	3,629,875
Oracle Corp., 3.95%, 03/25/51		630	474,061
Skillz, Inc., 10.25%, 12/15/26(b)		1,550	1,069,500
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)		1,468	1,105,051

			10,120,263

Specialized REITs — 0.0%
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)		100	97,000

Specialty Retail(b) — 0.1%
Arko Corp., 5.13%, 11/15/29		32	26,486
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/29		250	245,403
Staples, Inc., 7.50%, 04/15/26		79	69,214

			341,103

Technology Hardware, Storage & Peripherals — 0.0%
Coherent Corp., 5.00%, 12/15/29(b)		56	50,831

Textiles, Apparel & Luxury Goods — 0.5%
Calceus Acquisition, Inc., 9.75%, 02/12/25(j)		1,933	1,858,102
Crocs, Inc.(b)
4.25%, 03/15/29		13	11,403
4.13%, 08/15/31		22	18,126

Security		Par (000)	Value

Textiles, Apparel & Luxury Goods (continued)
European TopSoho SARL, Series SMCP, 4.00%, 09/21/21(c)(e)(g)(h)	EUR	300	$281,792
Hanesbrands, Inc., 9.00%, 02/15/31(b)	USD	60	61,425
Kontoor Brands, Inc., 4.13%, 11/15/29(b)		18	15,447

			2,246,295

Tobacco — 0.0%
BAT Capital Corp., 4.54%, 08/15/47		100	74,473

Transportation Infrastructure(e) — 0.1%
Delhi International Airport Ltd., 6.13%, 10/31/26		200	189,975
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27		200	173,918

			363,893

Utilities — 0.1%
Consensus Cloud Solutions, Inc.(b)
6.00%, 10/15/26		13	11,294
6.50%, 10/15/28		15	12,440
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(e)		250	210,672
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(e)		162	157,832
Vistra Operations Co. LLC, 4.38%, 05/01/29(b)		22	19,479

			411,717

Wireless Telecommunication Services(b) — 0.9%
Altice France SA/France, 5.13%, 07/15/29		200	150,500
Digicel International Finance Ltd./Digicel international Holdings Ltd., 8.75%, 05/25/24		3,901	3,549,742
Vmed O2 U.K. Financing I PLC, 4.75%, 07/15/31		200	171,444

			3,871,686

Total Corporate Bonds — 29.0% (Cost: $135,577,800)			124,547,076

Floating Rate Loan Interests(a)

Aerospace & Defense — 0.2%
Atlas CC Acquisition Corp.
Term Loan B, (3 mo. SOFR CME at 0.75% Floor + 4.25%), 9.40%, 05/25/28		139	124,192
Term Loan C, (3 mo. SOFR CME at 0.75% Floor + 4.25%), 9.40%, 05/25/28		27	23,069
Bleriot U.S. Bidco, Inc., 2021 Term Loan B, (3 mo. LIBOR US + 4.00%), 9.16%, 10/31/26		15	15,315
Cobham Ultra U.S. Co-Borrower LLC, USD Term Loan B, (6 mo. LIBOR US at 0.50% Floor + 3.50%), 8.56%, 08/03/29		34	33,034
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, (1 mo. SOFR CME + 3.50%), 8.41%, 04/06/26		37	36,495
2020 Term Loan B1, (1 mo. SOFR CME + 3.50%), 8.41%, 04/06/26		54	52,436
Nordam Group, Inc., Term Loan B, (1 mo. LIBOR US + 5.60%), 10.41%, 04/09/26		24	18,636
Peraton Corp.
2nd Lien Term Loan B1, (3 mo. LIBOR US at 0.75% Floor + 7.75%), 12.65%, 02/01/29		95	92,429

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	10

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Aerospace & Defense (continued)
Peraton Corp. (continued)
Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 3.75%), 8.59%, 02/01/28	USD	163	$160,057
TransDigm, Inc., 2023 Term Loan I, (3 mo. SOFR CME + 3.25%), 8.15%, 08/24/28		134	133,345

			689,008

Air Freight & Logistics — 0.0%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (3 mo. LIBOR US at 0.75% Floor + 4.75%), 9.45%, 04/06/28		53	51,240
Kestrel Bidco, Inc., Term Loan B, (1 mo. SOFR CME at 1.00% Floor + 3.00%), 7.86%, 12/11/26		70	67,004
PECF USS Intermediate Holding III Corp., Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 4.25%), 9.09%, 12/15/28		53	44,111

			162,355

Automobile Components — 0.1%
Adient U.S. LLC, 2021 Term Loan B, (1 mo. LIBOR US + 3.25%), 8.09%, 04/10/28		38	37,808
Clarios Global LP, 2021 USD Term Loan B, (1 mo. LIBOR US + 3.25%), 8.09%, 04/30/26		192	191,006
Wand NewCo 3, Inc., 2020 Term Loan, (1 mo. LIBOR US + 2.75%), 7.59%, 02/05/26		144	141,064

			369,878

Banks — 0.1%
DirecTV Financing LLC, Term Loan, (1 mo. LIBOR US at 0.75% Floor + 5.00%), 9.84%, 08/02/27		137	131,399
LABL, Inc., 2021 USD 1st Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 5.00%), 9.84%, 10/29/28		80	77,806

			209,205

Beverages — 0.0%
Naked Juice LLC
2nd Lien Term Loan, (3 mo. SOFRTE at 0.50% Floor + 6.00%), 11.00%, 01/24/30		139	103,801
Term Loan, (3 mo. SOFRTE at 0.50% Floor + 3.25%), 8.25%, 01/24/29		80	69,598

			173,399

Broadline Retail — 1.2%
LSF9 Atlantis Holdings LLC, 2022 Term Loan B, (3 mo. SOFR CME at 0.75% Floor + 7.25%), 12.15%, 03/31/29		1,707	1,658,912
PUG LLC, EUR Term Loan B, (1 mo. EURIBOR + 3.50%), 6.41%, 02/12/27	EUR	4,250	3,254,042

			4,912,954

Building Materials — 0.0%
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 7.93%, 04/12/28	USD	9	8,238

Building Products — 0.1%
CP Atlas Buyer, Inc., 2021 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.50%), 8.41%, 11/23/27		83	73,882
CPG International LLC, 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.50%), 7.41%, 04/28/29		45	44,243
Jeld-Wen, Inc., 2021 Term Loan B, (1 mo. LIBOR US + 2.25%), 7.09%, 07/28/28		61	58,695

Security		Par (000)	Value

Building Products (continued)
New AMI I LLC, 2022 Term Loan B, (1 mo. SOFRTE at 0.50% Floor + 6.00%), 10.81%, 03/08/29	USD	34	$29,069
Standard Industries, Inc., 2021 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.00%), 7.12%, 09/22/28		62	61,616
Wilsonart LLC, 2021 Term Loan E, (6 mo. LIBOR US at 1.00% Floor + 3.25%), 8.46%, 12/31/26		151	144,765

			412,270

Capital Markets — 0.6%
Ascensus Holdings, Inc.
2021 2nd Lien Term Loan, (3 mo. LIBOR US at 0.50% Floor + 6.50%), 11.31%, 08/02/29		75	66,872
Term Loan, (3 mo. LIBOR US at 0.50% Floor + 3.50%), 8.38%, 08/02/28		161	155,846
Castlelake Aviation One DAC, 2023 Incremental Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 2.75%), 7.78%, 10/22/27		32	31,421
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (1 mo. SOFR CME at 1.00% Floor + 3.75%), 8.65%, 04/09/27		251	242,534
2021 USD 2nd Lien Term Loan, (3 mo. LIBOR US at 0.75% Floor + 6.75%), 11.91%, 04/07/28		170	155,691
Eagle Broadband Investments LLC, Term Loan, (3 mo. LIBOR US at 0.75% Floor + 3.00%), 8.19%, 11/12/27		32	31,164
Focus Financial Partners LLC, 2021 Term Loan B4, (1 mo. SOFR CME at 0.50% Floor + 2.50%), 7.31%, 06/30/28		78	77,084
Foreside Financial, Incremental Term Loan, (3 mo. LIBOR US at 1.00% Floor + 5.50%), 10.54%, 09/30/27(j)		1,655	1,596,780
GC Champion Acquisition LLC(j)
1st Lien Delayed Draw Term Loan, (3 mo. SOFR CME at 1.00% Floor + 6.75%), 11.56%, 08/21/28		48	47,575
1st Lien Term Loan, (3 mo. SOFR CME at 1.00% Floor + 6.75%), 11.15%, 08/21/28		173	170,414
OpCo Borrower, LLC, Term Loan, (3 mo. SOFR CME at 1.00% Floor + 6.50%), 11.40%, 08/19/27(j)		170	169,591

			2,744,972

Chemicals — 0.7%
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3 mo. SOFR CME at 0.75% Floor + 4.75%), 9.71%, 08/27/26		93	91,434
Axalta Coating Systems U.S. Holdings, Inc., 2022 USD Term Loan B4, (3 mo. SOFR CME at 0.50% Floor + 3.00%), 7.90%, 12/20/29		56	55,848
CPC Acquisition Corp., Term Loan, (3 mo. SOFR CME at 0.75% Floor + 3.75%), 8.91%, 12/29/27		14	10,544
Discovery Purchaser Corp., Term Loan, (3 mo. SOFR CME at 0.50% Floor + 4.375%), 8.96%, 10/04/29		60	56,583
Element Solutions, Inc., 2019 Term Loan B1, (1 mo. LIBOR US + 2.00%), 6.81%, 01/31/26		77	76,855
HB Fuller Co., 2023 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.50%), 7.31%, 02/15/30		16	16,055
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (3 mo. SOFR CME + 3.50%), 8.41%, 02/18/30		30	29,802
Lonza Group AG, USD Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 4.00%), 9.16%, 07/03/28		35	32,572
LSF11 A5 Holdco LLC, Term Loan, (1 mo. SOFRTE at 0.50% Floor + 3.50%), 8.42%, 10/15/28		92	88,844

11

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. SOFR CME + 2.50%), 7.66%, 03/02/26	USD	56	$56,030
Momentive Performance Materials, Inc., 2023 Term Loan, 03/31/28(j)(k)		99	96,773
OQ Chemicals Corp., 2017 USD Term Loan B2, (1 mo. LIBOR US + 3.25%), 8.00%, 10/14/24		97	94,116
PQ Corp., 2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 2.50%), 7.33%, 06/09/28		63	62,486
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 4.00%), 8.83%, 03/16/27		49	47,522
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1 mo. LIBOR US at 0.75% Floor + 3.25%), 7.92%, 08/02/28		96	94,724
Starfruit Finco BV, 2018 USD Term Loan B, (3 mo. SOFR CME + 2.75%), 7.53%, 10/01/25		5	4,528
Supplyone, Inc., Term Loan, (1 mo. LIBOR US at 1.00% Floor + 5.50%), 10.42%, 02/01/24(j)		1,965	1,926,683
W.R. Grace Holdings LLC, 2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 3.75%), 8.94%, 09/22/28		45	45,020

			2,886,419

Commercial Services & Supplies — 3.2%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.75%), 8.66%, 05/12/28		227	215,477
Amentum Government Services Holdings LLC, 2022 Term Loan, (3 mo. SOFR CME + 4.00%), 8.91%, 02/15/29		32	30,893
Aramark Services, Inc., 2021 Term Loan B, (1 mo. LIBOR US + 2.50%), 7.34%, 04/06/28		127	126,404
Asurion LLC
2020 Term Loan B8, (1 mo. LIBOR US + 3.25%), 8.09%, 12/23/26		39	35,833
2021 2nd Lien Term Loan B3, (1 mo. LIBOR US + 5.25%), 10.09%, 01/31/28		144	119,376
2023 Term Loan B11, (1 mo. SOFR CME + 4.25%), 9.16%, 08/19/28		43	39,479
Covanta Holding Corp.
2021 Term Loan C, (1 mo. SOFR CME at 0.50% Floor + 2.50%), 7.31%, 11/30/28		4	4,378
2021 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.50%), 7.31%, 11/30/28		58	57,833
Creative Artists Agency LLC, 2023 Term Loan B, (1 mo. SOFR CME + 3.50%), 8.31%, 11/27/28		76	75,652
GFL Environmental, Inc., 2023 Term Loan, (1 mo. SOFR CME at 0.50% Floor + 3.00%), 7.91%, 05/28/27		60	59,832
INH Buyer, Inc., 2021 Term Loan, (3 mo. LIBOR US at 1.00% Floor + 7.00%), 12.00%, 06/28/28(j)		2,720	2,132,637
Oak Purchaser, Inc., Delayed Draw Term Loan, (3 mo. SOFR CME at 0.75% Floor + 5.50%), 10.36%, 04/28/28(j)		1,439	573,365
Oversight Systems, Inc., Term Loan, (1 mo. SOFR CME at 1.00% Floor + 5.25%), 10.16%, 09/23/26(j)		964	929,990
Packers Holdings LLC, 2021 Term Loan, (1 mo. SOFR CME at 0.75% Floor + 3.25%), 8.09%, 03/09/28		54	48,975
Prime Security Services Borrower LLC, 2021 Term Loan, (3 mo. LIBOR US at 0.75% Floor + 2.75%), 7.52%, 09/23/26		76	75,631

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Security Services Acquisition Sub Corp., Term Loan, (1 mo. LIBOR US at 1.00% Floor + 6.00%), 10.84%, 02/15/24(j)	USD	2,279	$2,236,605
Terraboost Media, Term Loan, (3 mo. LIBOR US at 1.00% Floor + 4.00%), 9.19%, 08/21/26(j)		2,567	2,369,535
Thunder Purchaser, Inc.(j)
Delayed Draw Term Loan, (3 mo. LIBOR US at 1.00% Floor + 5.75%), 10.91%, 06/30/28		574	546,458
Revolver, (3 mo. LOC + 5.75%), 10.56%, 06/30/27		129	122,362
Term Loan, (3 mo. LIBOR US at 1.00% Floor + 5.75%), 10.91%, 06/30/28		2,173	2,068,891
Verscend Holding Corp., 2021 Term Loan B, (1 mo. LIBOR US + 4.00%), 8.84%, 08/27/25		63	62,977
Viad Corp., Initial Term Loan, (1 mo. SOFR CME at 0.50% Floor + 5.00%), 9.92%, 07/30/28		49	46,431
VT Topco, Inc., 2021 2nd Lien Term Loan, (1 mo. LIBOR US at 0.75% Floor + 6.75%), 11.59%, 07/31/26(j)		623	596,729
West Technology Group LLC, 2023 Term Loan B3, (3 mo. SOFR CME at 1.00% Floor + 4.00%), 8.93%, 04/10/27		1,497	1,287,745

			13,863,488

Communications Equipment — 0.0%
Ciena Corp., 2023 Term Loan B, (1 mo. SOFR CME + 2.50%), 7.19%, 01/18/30		12	11,978
ViaSat, Inc., Term Loan, (1 mo. SOFR CME at 0.50% Floor + 4.50%), 9.42%, 03/02/29		115	111,753

			123,731

Construction & Engineering — 0.4%
Arc Falcon I, Inc., 2021 2nd Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 7.00%), 11.84%, 09/30/29(j)		91	76,895
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR US at 1.00% Floor + 4.25%), 9.13%, 06/21/24		129	119,430
Corestates, Inc., Term Loan, (3 mo. LIBOR US at 1.00% Floor + 6.00%), 11.16%, 03/31/28(j)		333	320,728
Pueblo Mechanical and Controls LLC(j)
2022 Delayed Draw Term Loan, (3 mo. SOFR CME at 0.75% Floor + 6.00%), 10.78%, 08/23/28		395	387,872
2022 Revolver, (PRIME + 5.00%), 13.00%, 08/23/27		29	28,726
2022 Term Loan, (3 mo. SOFR CME at 0.75% Floor + 6.00%), 10.83%, 08/23/28		721	708,760
SRS Distribution, Inc., 2021 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.50%), 8.34%, 06/02/28		138	133,178
USIC Holdings, Inc., 2021 Term Loan, (1 mo. LIBOR US at 0.75% Floor + 3.50%), 8.34%, 05/12/28		65	62,765

			1,838,354

Construction Materials — 0.5%
Core & Main LP, 2021 Term Loan B, (1 mo. SOFR CME + 2.50%), 7.37%, 07/27/28(j)		190	188,612
Filtration Group Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR US + 3.00%), 7.84%, 03/29/25		97	96,732
Kellermeyer Bergensons Services LLC(j)
2019 Term Loan, (3 mo. LIBOR US at 1.00% Floor + 6.00%), 10.83%, 11/07/26		414	374,316
2020 Delayed Draw Term Loan, (3 mo. LIBOR US at 1.00% Floor + 6.00%), 10.83%, 11/07/26		91	82,567

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	12

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Construction Materials (continued)
Kellermeyer Bergensons Services LLC(j) (continued)
2021 Delayed Draw Term Loan, (3 mo. LIBOR US at 1.00% Floor + 6.00%), 10.83%, 11/07/26	USD	127	$114,356
Oscar AcquisitionCo. LLC, Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 4.50%), 9.50%, 04/29/29		57	55,175
Tamko Building Products LLC, Term Loan B, (3 mo. LIBOR US + 3.00%), 7.87%, 06/01/26		8	7,976
Thermostat Purchaser III, Inc., 2nd Lien Term Loan, (3 mo. LIBOR US at 0.75% Floor + 7.25%), 12.20%, 08/31/29(j)		1,388	1,290,659

			2,210,393

Consumer Finance — 0.5%
WorldRemit Ltd., Term Loan, (1 mo. LIBOR US at 1.00% Floor + 9.25%), 14.21%, 01/27/25(j)		2,000	1,970,000

Consumer Staples Distribution & Retail — 0.3%
H-Food Holdings LLC
2018 Term Loan B, (1 mo. LIBOR US + 3.688%), 8.53%, 05/23/25		25	21,284
2020 Incremental Term Loan B3, (1 mo. LIBOR US at 1.00% Floor + 5.00%), 9.84%, 05/23/25		11	9,247
JP Intermediate B LLC, Term Loan, (3 mo. LIBOR US at 1.00% Floor + 5.50%), 10.33%, 11/20/25		1,642	952,050
U.S. Foods, Inc.
2019 Term Loan B, (1 mo. LIBOR US + 2.00%), 6.84%, 09/13/26		27	27,211
2021 Term Loan B, (1 mo. LIBOR US + 2.75%), 7.59%, 11/22/28		100	99,751

			1,109,543

Containers & Packaging — 0.1%
Charter Next Generation, Inc., 2021 Term Loan, (1 mo. SOFR CME at 0.75% Floor + 3.75%), 8.67%, 12/01/27		161	159,021
Mauser Packaging Solutions Holding Co., Term Loan B, (3 mo. SOFR CME + 4.00%), 8.78%, 08/14/26		51	50,508
Pregis TopCo Corp., 1st Lien Term Loan, (1 mo. SOFR CME + 3.75%), 8.67%, 07/31/26		16	15,554
Tosca Services LLC, 2021 Term Loan, (1 mo. LIBOR US at 0.75% Floor + 3.50%), 8.42%, 08/18/27		69	52,584
Trident TPI Holdings, Inc., 2021 Incremental Term Loan, (3 mo. LIBOR US at 0.50% Floor + 4.00%), 9.16%, 09/15/28		47	45,607

			323,274

Distributors — 0.7%
American Builders & Contractors Supply Co., Inc., 2019 Term Loan, (1 mo. SOFR CME + 2.00%), 6.91%, 01/15/27		30	30,026
CNT Holdings I Corp., 2020 Term Loan, (3 mo. SOFR CME at 0.75% Floor + 3.50%), 8.13%, 11/08/27		79	77,591
Dealer Tire Financial LLC, Term Loan B2, (1 mo. SOFR CME at 0.50% Floor + 4.50%), 9.31%, 12/14/27		94	93,448
Go Daddy Operating Co. LLC, 2022 Term Loan B5, (1 mo. SOFR CME + 3.25%), 8.06%, 11/09/29		70	69,694
Kid Distro Holdings LLC, Term Loan, (3 mo. LIBOR US at 1.00% Floor + 5.75%), 10.91%, 10/01/27(j)		1,294	1,263,665

Security		Par (000)	Value

Distributors (continued)
PUG LLC, 2021 Incremental Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 4.25%), 9.09%, 02/12/27(j)	USD	31	$21,833
Syndigo LLC, 2020 2nd Lien Term Loan, (3 mo. LIBOR US at 0.75% Floor + 8.00%), 12.87%, 12/15/28(j)		2,000	1,580,000

			3,136,257

Diversified Consumer Services — 2.6%
2U, Inc., 2023 Term Loan B, (3 mo. SOFR CME at 0.75% Floor + 6.50%), 11.32%, 12/28/26		352	337,457
Ascend Learning LLC
2021 2nd Lien Term Loan, (1 mo. SOFR CME at 0.50% Floor + 5.75%), 10.66%, 12/10/29		129	110,725
2021 Term Loan, (1 mo. SOFR CME at 0.50% Floor + 3.50%), 8.41%, 12/11/28		43	39,134
BW Holding, Inc., 2021 First Lien Term Loan, (3 mo. SOFR CME at 0.50% Floor + 4.00%), 9.04%, 12/14/28		3,071	2,797,316
Chronicle Bidco, Inc., 2022 Term Loan, (3 mo. SOFR CME at 1.00% Floor + 6.25%), 11.61%, 05/18/29(j)		2,941	2,864,864
Emerald Expositions Holding, Inc., 2017 Term Loan B, (3 mo. LIBOR US + 2.50%), 7.34%, 05/22/24		108	106,398
Employ, Inc., Term Loan, (3 mo. SOFR CME + 8.00%), 12.83%, 07/15/29(j)		250	244,100
Laseraway Intermediate Holdings II LLC, Term Loan, (3 mo. LIBOR US at 0.75% Floor + 5.75%), 10.58%, 10/14/27		1,490	1,458,560
OLA Netherlands BV, Term Loan, (1 mo. SOFR CME at 0.75% Floor + 6.25%), 11.11%, 12/15/26		113	106,299
PAI Holdco, Inc., 2020 Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 3.75%), 8.58%, 10/28/27		69	64,877
Sotheby’s, 2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 4.50%), 9.33%, 01/15/27		159	157,422
Thrasio LLC, Term Loan, (3 mo. LIBOR US at 1.00% Floor + 7.00%), 12.16%, 12/18/26		2,985	2,604,489
Voyage Australia Pty. Ltd., USD Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 3.50%), 8.40%, 07/20/28		24	24,017

			10,915,658

Diversified REITs — 0.0%
RHP Hotel Properties LP, 2017 Term Loan B, (1 mo. LIBOR US + 2.00%), 6.85%, 05/11/24		27	27,215

Diversified Telecommunication Services — 0.9%
Consolidated Communications, Inc., 2021 Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 3.50%), 8.38%, 10/02/27		19	15,148
Frontier Communications Corp., 2021 1st Lien Term Loan, (1 mo. LIBOR US at 0.75% Floor + 3.75%), 8.63%, 05/01/28		48	45,588
Intelsat Jackson Holdings SA, 2021 Exit Term Loan B, (3 mo. SOFRTE at 0.50% Floor + 4.25%), 9.08%, 02/01/29		3,777	3,729,627
Iridium Satellite LLC, 2021 Term Loan B2, (1 mo. SOFR CME at 0.75% Floor + 2.50%), 7.41%, 11/04/26		58	57,702
Level 3 Financing, Inc., 2019 Term Loan B, 03/01/27(k)		70	58,858
Lumen Technologies, Inc., 2020 Term Loan B, (3 mo. SOFR CME + 2.25%), 7.17%, 03/15/27		85	55,667
Telesat Canada, Term Loan B5, (3 mo. LIBOR US + 2.75%), 7.58%, 12/07/26		13	6,558

			3,969,148

13

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electric Utilities — 0.1%
Triton Water Holdings, Inc., Term Loan, (3 mo. LIBOR US at 0.50% Floor + 3.50%), 8.66%, 03/31/28	USD	208	$185,847

Electrical Equipment — 0.1%
Arcline FM Holdings LLC, 2021 1st Lien Term Loan, (3 mo. LIBOR US at 0.75% Floor + 4.75%), 9.91%, 06/23/28		64	60,712
AZZ, Inc., Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 4.25%), 9.16%, 05/13/29		32	32,438
Emerald Technologies (U.S.) Acquisition., Inc., Revolver, (1 mo. SOFR CME + 6.00%), 10.80%, 12/29/26(j)		437	396,740
Gates Global LLC, 2021 Term Loan B3, (1 mo. SOFR CME at 0.75% Floor + 2.50%), 7.41%, 03/31/27		45	45,050

			534,940

Electronic Equipment, Instruments & Components — 0.3%
Coherent Corp., 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.75%), 7.67%, 07/02/29		60	59,946
Emerald Electronics Manufacturing Services, Term Loan, (1 mo. SOFRTE at 1.00% Floor + 6.25%), 11.16%, 12/29/27		1,445	1,358,007

			1,417,953

Energy Equipment & Services — 0.0%
Oryx Midstream Services Permian Basin LLC, 2023 Incremental Term Loan, (1 mo. SOFR CME at 0.50% Floor + 3.25%), 8.06%, 10/05/28		132	129,922

Entertainment — 0.1%
Cirque Du Soleil Holding USA Newco, Inc., 2023 Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 4.25%), 9.13%, 03/08/30		44	43,450
City Football Group Ltd., Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.00%), 7.78%, 07/21/28		96	91,107
Delta 2 Lux SARL, Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.25%), 8.06%, 01/15/30		60	60,025
Gympass, Term Loan, (1 mo. SOFR CME + 4.00%, 4.00% PIK), 8.97%, 06/24/27(f)(j)		257	252,367
Streamland Media Midco LLC, 2022 Term Loan, (3 mo. SOFR CME at 1.00% Floor + 6.75%), 11.69%, 07/28/25(j)		75	72,444

			519,393

Environmental, Maintenance & Security Service — 0.1%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1 mo. LIBOR US + 1.75%), 6.59%, 09/07/27		125	124,366
TruGreen LP, 2020 Term Loan, (1 mo. LIBOR US at 0.75% Floor + 4.00%), 8.84%, 11/02/27		100	91,977

			216,343

Financial Services — 13.4%
2-10 HBW, Term Loan, (1 mo. LIBOR US at 0.75% Floor + 6.00%), 10.63%, 03/25/27(j)		2,142	2,119,826
Acuris Finance U.S., Inc., 2021 USD Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 4.00%), 9.05%, 02/16/28		36	34,904
Advisor Group, Inc., 2021 Term Loan, (1 mo. LIBOR US + 4.50%), 9.34%, 07/31/26		64	62,448
AHF Parent Holding, Inc., Term Loan, (3 mo. SOFRTE at 0.75% Floor + 6.25%), 11.41%, 02/01/28		1,900	1,810,947
AlixPartners LLP, 2021 USD Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 2.75%), 7.61%, 02/04/28		63	62,646

Security		Par (000)	Value

Financial Services (continued)
Altice France SA/France, 2023 USD Term Loan B14, (2 mo. SOFR CME + 5.50%), 10.17%, 08/15/28(j)	USD	85	$80,800
ARAS Corp.(j)
Revolver, (3 mo. LIBOR US at 1.00% Floor + 6.50%), 11.13%, 04/13/27		101	95,655
Term Loan, (3 mo. LIBOR US at 1.00% Floor + 3.25%), 8.07%, 04/13/27		2,210	2,095,263
Arrow Purchaser, Inc.(j)
Revolver, (3 mo. LIBOR US at 1.00% Floor + 6.75%), 11.67%, 04/15/26		102	102,339
Term Loan, (3 mo. LIBOR US at 1.00% Floor + 6.75%), 11.71%, 04/15/26		947	947,366
Bynder Holding B.V., Term Loan Tranche A, (6 mo. SOFR CME + 7.25%), 12.05%, 01/26/29(j)		15	14,567
Castlelake Aviation Ltd., Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 2.75%), 7.62%, 10/22/26		75	74,061
CBI-Gator Acquisition LLC, Term Loan, (6 mo. LIBOR US + 5.75%), 10.90%, 10/25/27(j)		2,776	2,539,874
CivicPlus LLC(j)
2022 Holdco Notes, (6 mo. SOFR CME at 0.75% Floor + 11.75%), 16.54%, 06/09/34		656	644,775
Delayed Draw Term Loan, (3 mo. LIBOR US at 0.75% Floor + 6.25%), 11.70%, 08/24/27		363	357,448
Term Loan, (3 mo. LIBOR US at 0.75% Floor +4.25%, 2.50% PIK), 9.20%, 08/24/27(f)		775	762,556
Cogeco Financing 2 LP, 2021 Incremental Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 2.50%), 7.34%, 09/01/28		80	78,515
Comet Bidco Ltd., 2018 USD Term Loan B, (6 mo. LIBOR US at 1.00% Floor + 5.00%), 10.21%, 09/30/24		2,955	2,419,058
Delta TopCo, Inc., 2020 2nd Lien Term Loan, (3 mo. SOFR CME at 0.75% Floor + 7.25%), 12.16%, 12/01/28		14	11,865
EG America LLC, 2018 USD Term Loan, (3 mo. LIBOR US + 4.00%), 8.84%, 02/07/25		133	126,386
Freedom Financial Network Funding LLC, 1st Lien Term Loan, (6 mo. SOFR CME at 1.00% Floor + 9.00%), 13.70%, 09/21/27(j)		375	361,875
FSK Pallet Holding Corp., Term Loan, (3 mo. SOFR CME at 1.25% Floor + 6.00%), 10.78%, 12/23/26(j)		100	96,927
Gainwell Acquisition Corp., Term Loan B, (3 mo. SOFR CME at 0.75% Floor + 4.00%), 9.00%, 10/01/27		126	120,239
GC Waves Holdings, Inc.(j)
2020 Delayed Draw Term Loan, (1 mo. LIBOR US at 0.75% Floor + 5.50%), 10.34%, 08/13/26		879	849,680
2021 Delayed Draw Term Loan, (1 mo. LIBOR US at 0.75% Floor + 5.50%), 10.34%, 08/13/26		2,184	2,112,215
Term Loan, (1 mo. LIBOR US at 0.75% Floor + 5.50%), 10.34%, 08/13/26		883	854,071
Greystone Affordable Housing Initiatives LLC(j)
2022 Term Loan, (1 mo. SOFR CME + 6.50%), 11.42%, 03/08/27		1,636	1,620,982
Delayed Draw Term Loan, (3 mo. LIBOR US + 6.00%), 11.14%, 07/01/26		2,800	2,760,800
HowlCo LLC, Term Loan, (3 mo. LIBOR US at 1.00% Floor + 6.00%), 10.92%, 10/23/26(j)		1,092	1,055,270
IT Parent LLC(j)
2021 Term Loan, (1 mo. LIBOR US at 1.00% Floor + 6.25%), 11.11%, 09/30/26		313	291,887

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	14

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Financial Services (continued)
IT Parent LLC(j) (continued)
Revolver, (1 mo. LIBOR US at 1.00% Floor + 6.25%), 11.41%, 10/01/26	USD	299		$278,826
Term Loan, (1 mo. LIBOR US at 1.00% Floor + 6.25%), 11.16%, 10/01/26		2,454		2,289,436
Job & Talent USA, Inc.(j)
Delayed Draw Term Loan, (1 mo. SOFR CME at 1.00% Floor + 8.75%), 13.61%, 01/27/25		500		494,000
Term Loan, (1 mo. SOFR CME at 1.00% Floor + 8.75%), 13.61%, 01/27/25		1,500		1,482,000
Term loan 3, (1 mo. SOFR CME at 1.00% Floor + 8.75%), 13.61%, 02/17/25		2,000		1,976,000
KKR Apple Bidco LLC, 2021 Term Loan, (1 mo. LIBOR US at 0.50% Floor + 2.75%), 7.59%, 09/23/28		45		43,922
LBM Acquisition LLC, Term Loan B, (6 mo. LIBOR US at 0.75% Floor + 3.75%), 8.59%, 12/17/27		—	(l)	6,994
LJ Avalon Holdings LLC(j)
Delayed Draw Term Loan, 02/01/30(k)		23		22,298
Revolver, 02/01/29(k)		9		8,919
Term Loan, (3 mo. SOFR CME at 1.00% Floor + 6.50%), 11.33%, 02/01/30		57		55,002
Money Transfer Acquisition Inc., 2022 Term Loan, (3 mo. SOFRTE + 8.25%), 13.08%, 11/15/27(j)		459		450,462
MSM Acquisitions, Inc.(j)
2021 Delayed Draw Term Loan, (3 mo. LIBOR US at 1.00% Floor + 6.00%), 11.00%, 12/09/26		81		77,462
Delayed Draw Term Loan, (3 mo. LIBOR US at 1.00% Floor + 6.00%), 11.00%, 12/09/26		350		333,799
Revolver, (3 mo. LIBOR US at 1.00% Floor + 5.00%), 11.00%, 12/09/26		90		85,604
Term Loan, (3 mo. LIBOR US at 1.00% Floor + 6.00%), 11.00%, 12/09/26		1,061		1,012,299
Oak Purchaser, Inc., Term Loan, (3 mo. SOFR CME at 0.75% Floor + 5.50%), 10.36%, 04/28/28(j)		2,159		2,087,492
Oasis Financial LLC, 2nd Lien Term Loan, (1 mo. SOFR CME at 1.00% Floor + 8.50%), 13.36%, 06/30/26(j)		2,000		1,948,000
Porcelain Acquisition Corp., Term Loan, (3 mo. LIBOR US at 1.00% Floor + 5.75%), 10.91%, 04/01/27(j)		1,237		1,219,299
PTSH Intermediate Holdings LLC, Term Loan, (3 mo. LIBOR US at 0.75% Floor + 5.75%), 10.91%, 12/17/27(j)		2,501		2,457,784
Radiate Holdco LLC, 2021 Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 3.25%), 8.09%, 09/25/26		134		109,458
RVR Dealership Holdings LLC, Term Loan B, (1 mo. SOFRTE at 0.75% Floor + 3.75%), 8.55%, 02/08/28		9		7,782
Showtime Acquisition LLC (World Choice)(j) 0.00%, 08/07/28(k)		6		6,329
Delayed Draw Term Loan, 02/06/28(k)		5		4,917
Term Loan, (3 mo. SOFR CME + 7.50%), 12.30%, 02/06/28		89		86,047
Skopima Merger Sub, Inc., 2nd Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 7.50%), 12.34%, 04/30/29(j)		3,000		2,817,000
SMG U.S. Midco 2, Inc., 2020 Term Loan, (3 mo. LIBOR US + 2.50%), 7.33%, 01/23/25		33		32,615
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR US + 4.00%), 8.90%, 07/30/25		33		32,383

Security		Par (000)	Value

Financial Services (continued)
Sunland Asphalt & Construction LLC(j)
Delayed Draw Term Loan, (3 mo. LIBOR US at 1.00% Floor + 6.00%), 11.15%, 01/13/26	USD	347	$340,340
Term Loan, (3 mo. LIBOR US at 1.00% Floor + 6.00%), 11.15%, 01/13/26		1,033	1,012,164
Supplyone, Inc., Incremental Term Loan, (1 mo. LIBOR US at 1.00% Floor + 5.50%), 10.17%, 02/01/24(j)		1,247	1,219,988
Touchstone Acquisition, Inc., 2021 Term Loan, (1 mo. LIBOR US at 0.75% Floor + 6.00%), 10.86%, 12/29/28(j)		4,455	4,330,706
Veritas U.S., Inc., 2021 USD Term Loan B, (1 mo. LIBOR US at 1.00% Floor + 5.00%), 9.84%, 09/01/25		161	121,394
VS Buyer LLC, Term Loan B, (2 mo. LIBOR US + 3.00%), 7.70%, 02/28/27		47	46,565
Wealth Enhancement Group LLC, 2021 August Delayed Draw Term Loan, (3 mo. SOFR CME at 1.00% Floor + 6.00%), 10.86%, 10/04/27(j)		1,198	1,175,229
Wharf Street Rating Acquisition LLC, Term Loan, (1 mo. LIBOR US at 0.75% Floor + 6.00%), 10.84%, 12/10/27(j)		3,921	3,805,094
White Cap Buyer LLC, Term Loan B, (1 mo. SOFR CME + 3.75%), 8.56%, 10/19/27		64	63,303
Ziggo Financing Partnership, USD Term Loan I, (1 mo. LIBOR US + 2.50%), 7.18%, 04/30/28		54	53,166
Zilliant, Inc., Term Loan, (1 mo. LIBOR US + 6.50%), 11.28%, 12/21/27(j)		1,568	1,472,479

			57,631,802

Food Products — 0.2%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, (1 mo. LIBOR US + 3.75%), 8.59%, 10/01/25		42	36,420
2021 Incremental Term Loan, (1 mo. LIBOR US at 0.75% Floor + 4.75%), 9.59%, 10/01/25		111	98,335
B&G Foods, Inc., 2019 Term Loan B4, (1 mo. LIBOR US + 2.50%), 7.34%, 10/10/26		5	4,775
Chobani LLC, 2020 Term Loan B, (1 mo. SOFR CME at 1.00% Floor + 3.50%), 8.42%, 10/25/27(j)		164	162,211
Froneri International Ltd., 2020 USD Term Loan, (3 mo. LIBOR US + 2.25%), 7.41%, 01/29/27		127	124,514
Nomad Foods U.S. LLC, 2022 Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 3.75%), 8.23%, 11/12/29		32	31,946
Reynolds Group Holdings, Inc., 2020 Term Loan B2, (1 mo. LIBOR US + 3.25%), 8.09%, 02/05/26		11	11,062
Sovos Brands Intermediate, Inc., 2021 Term Loan, (3 mo. LIBOR US at 0.75% Floor + 3.50%), 8.33%, 06/08/28(j)		129	127,747
UTZ Quality Foods LLC, 2021 Term Loan B, (1 mo. SOFR CME + 3.00%), 7.92%, 01/20/28		126	125,710

			722,720

Gas Utilities — 0.0%
Freeport LNG Investments LLLP, Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 3.50%), 8.31%, 12/21/28		173	167,329

Ground Transportation — 0.1%
Avis Budget Car Rental LLC, 2020 Term Loan B, (1 mo. LIBOR US + 1.75%), 6.60%, 08/06/27		66	64,701

15

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Ground Transportation (continued)
Genesee & Wyoming, Inc., Term Loan, (3 mo. LIBOR US + 2.00%), 7.00%, 12/30/26	USD	31	$30,868
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR US + 5.50%), 9.94%, 08/04/25		27	24,900
Uber Technologies, Inc., 2023 Term Loan B, (3 mo. SOFR CME + 2.75%), 7.87%, 02/28/30		83	82,560

			203,029

Health Care Equipment & Supplies — 0.4%
Appriss Health LLC(j)
Revolver, (1 mo. LIBOR US at 1.00% Floor + 7.25%), 11.93%, 05/06/27		47	44,405
Term Loan, (1 mo. LIBOR US at 1.00% Floor + 7.25%), 11.96%, 05/06/27		1,412	1,327,151
Electron BidCo, Inc., 2021 Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.00%), 7.84%, 11/01/28		158	155,598
Insulet Corp., Term Loan B, (1 mo. SOFR CME + 3.25%), 8.17%, 05/04/28		31	31,175
Medline Borrower LP, USD Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 8.09%, 10/23/28		240	233,312

			1,791,641

Health Care Providers & Services — 1.5%
Alcami Corp., 2022 Term Loan, (1 mo. SOFR CME at 1.00% Floor + 7.00%), 11.91%, 12/21/28(j)		71	68,639
Aveanna Healthcare LLC(k)
2021 2nd Lien Term Loan, 12/10/29(j)		1,189	725,595
2021 Term Loan B, 07/17/28		1,925	1,628,412
BW NHHC Holdco, Inc.(j)
2022 1st Lien Second Out Term Loan, 01/15/26(k)		1,987	1,390,726
2022 2nd Lien Third Out Term Loan, (3 mo. SOFR CME at 1.00% Floor + 12.00%), 16.88%, 11/15/26		1,359	543,681
2022 Super Priority Term Loan, (3 mo. SOFR CME at 2.00% Floor + 7.50%), 12.01%, 01/15/26		426	425,689
CBI-Gator Acquisition LLC, Revolver, (3 mo. LIBOR US at 1.00% Floor + 5.75%), 10.93%, 10/25/27(j)		197	180,415
CHG Healthcare Services, Inc., 2021 Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 8.09%, 09/29/28		156	154,695
Envision Healthcare Corp.
2022 First Out Term Loan, (3 mo. SOFR CME at 1.00% Floor + 7.875%), 12.92%, 03/31/27		33	27,393
2022 Second Out Term Loan, (3 mo. SOFR CME at 1.00% Floor + 4.25%), 9.15%, 03/31/27		40	9,243
EyeCare Partners LLC, 2021 2nd Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 6.75%), 11.59%, 11/15/29		76	57,283
Femur Buyer, Inc., 1st Lien Term Loan, (3 mo. LIBOR US + 4.50%), 9.66%, 03/05/26		36	31,891
Orbcomm, Inc., Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 4.25%), 9.15%, 09/01/28		66	53,149
PetVet Care Centers LLC, 2021 Term Loan B3, (1 mo. LIBOR US at 0.75% Floor + 3.50%), 8.34%, 02/14/25		2	1,883
Quorum Health Corp., 2020 Term Loan, (3 mo. LIBOR US at 1.00% Floor + 8.25%), 12.98%, 04/29/25		1,248	748,547
Sotera Health Holdings LLC, 2021 Term Loan, (3 mo. LIBOR US at 0.50% Floor + 2.75%), 7.58%, 12/11/26		75	71,977

Security		Par (000)	Value

Health Care Providers & Services (continued)
Surgery Center Holdings, Inc., 2021 Term Loan, (1 mo. LIBOR US at 0.75% Floor + 3.75%), 8.46%, 08/31/26	USD	27	$26,847
Vizient, Inc., 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.25%), 7.11%, 05/16/29		38	37,634
WCG Purchaser Corp., 2019 Term Loan, (3 mo. LIBOR US at 1.00% Floor + 4.00%), 8.95%, 01/08/27		47	44,576

			6,228,275

Health Care Services — 0.5%
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (3 mo. SOFR CME at 0.50% Floor + 7.00%), 11.99%, 11/01/29		80	72,400
Team Services Group, Second Lien Term Loan, (6 mo. LIBOR US at 1.00% Floor + 9.00%), 13.93%, 12/18/28(j)		2,265	2,128,755

			2,201,155

Health Care Technology — 0.4%
AthenaHealth Group, Inc., 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.50%), 8.26%, 02/15/29		143	133,723
GoodRx, Inc., 1st Lien Term Loan, (1 mo. LIBOR US + 2.75%), 7.59%, 10/10/25		32	31,989
IQVIA, Inc., 2018 USD Term Loan B3, (1 mo. LIBOR US + 1.75%), 6.59%, 06/11/25		47	46,728
Polaris Newco LLC, USD Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 4.00%), 9.16%, 06/02/28		191	173,714
Press Ganey Holdings, Inc., 2021 Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 3.75%), 8.59%, 07/24/26		157	146,708
Verscend Holding Corp., 2021 2nd Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 7.00%), 11.84%, 04/02/29(j)		1,309	1,309,098

			1,841,960

Hotels, Restaurants & Leisure — 2.0%
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1 mo. LIBOR US + 3.75%), 8.59%, 02/02/26		52	49,947
Bally’s Corp., 2021 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 7.96%, 10/02/28		64	61,151
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., Term Loan B4, (1 mo. LIBOR US + 1.75%), 6.59%, 11/19/26		126	125,014
Caesars Entertainment, Inc., Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.25%), 8.16%, 02/06/30		58	57,629
Carnival Corp., USD Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 3.00%), 7.84%, 06/30/25		129	126,935
ClubCorp Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR US + 2.75%), 7.59%, 09/18/24		1,894	1,803,397
ECL Entertainment LLC, Term Loan, (1 mo. LIBOR US at 0.75% Floor + 7.50%), 12.42%, 05/01/28		66	65,211
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR US at 1.00% Floor + 3.00%), 8.16%, 03/08/24		1,498	1,355,412
Fertitta Entertainment LLC, 2022 Term Loan B, (1 mo. SOFRTE at 0.50% Floor + 4.00%), 8.81%, 01/27/29		207	203,341
Flutter Financing B.V., 2022 USD Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 3.25%), 8.41%, 07/22/28		67	66,578

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	16

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Four Seasons Hotels Ltd., 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.25%), 8.16%, 11/30/29	USD	110	$110,081
Hilton Worldwide Finance LLC, 2019 Term Loan B2, (1 mo. SOFR CME + 1.75%), 6.64%, 06/22/26		76	76,152
IRB Holding Corp., 2022 Term Loan B, (1 mo. SOFRTE at 0.75% Floor + 3.00%), 7.83%, 12/15/27		109	107,589
Oravel Stays Singapore Pte. Ltd., Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 8.25%), 13.27%, 06/23/26		4,286	3,671,658
Penn National Gaming, Inc., 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.75%), 7.66%, 05/03/29		94	93,421
Playa Resorts Holding B.V., 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 4.25%), 8.99%, 01/05/29		22	21,787
Playtika Holding Corp., 2021 Term Loan, (1 mo. LIBOR US + 2.75%), 7.59%, 03/13/28		52	51,686
Scientific Games International, Inc., 2022 USD Term Loan, (1 mo. SOFR CME at 0.50% Floor + 3.00%), 7.96%, 04/14/29		102	101,290
SeaWorld Parks & Entertainment, Inc., 2021 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.00%), 7.88%, 08/25/28		30	29,774
Station Casinos LLC, 2020 Term Loan B, (1 mo. LIBOR US at 0.25% Floor + 2.25%), 7.10%, 02/08/27		63	62,366
Travelport Finance Luxembourg SARL, 2021 Consented Term Loan, (3 mo. LIBOR US + 6.75%), 10.16%, 05/29/26		58	32,937
Whatabrands LLC, 2021 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 8.09%, 08/03/28		112	110,782
Wyndham Hotels & Resorts, Inc., Term Loan B, (1 mo. LIBOR US + 1.75%), 6.59%, 05/30/25		16	15,716

			8,399,854

Household Durables — 1.2%
ACProducts Holdings, Inc., 2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 4.25%), 9.41%, 05/17/28		87	68,280
Colony Display LLC, Term Loan, (3 mo. LIBOR US at 1.00% Floor + 6.50%), 14.66%, 06/30/26(j)		1,319	1,173,363
HomeRenew Buyer, Inc.(j)
Delayed Draw Term Loan, (3 mo. LIBOR US at 1.00% Floor + 6.50%), 11.54%, 11/19/27		1,307	1,240,186
Revolver, (1 mo. SOFR CME at 1.00% Floor + 6.50%), 11.37%, 11/19/27		282	267,762
Term Loan, (3 mo. LIBOR US at 1.00% Floor + 6.50%), 11.54%, 11/19/27		2,132	2,023,479
Hunter Douglas, Inc., USD Term Loan B1, (3 mo. SOFR CME + 3.50%), 8.37%, 02/26/29		135	120,972
Snap One Holdings Corp., Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 4.50%), 9.66%, 12/08/28(j)		21	19,366
Sunset Debt Merger Sub, Inc., 2021 Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 4.00%), 8.75%, 10/06/28		77	64,736
Weber-Stephen Products LLC, Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 3.25%), 8.09%, 10/30/27		171	146,529

			5,124,673

Security		Par (000)	Value

Household Products — 0.0%
Spectrum Brands, Inc., 2021 Term Loan, (3 mo. LIBOR US at 0.50% Floor + 2.00%), 6.96%, 03/03/28	USD	34	$33,503

Independent Power and Renewable Electricity Producers — 0.0%
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1 mo. LIBOR US + 2.00%), 6.84%, 01/15/25		13	12,965

Industrial Conglomerates — 0.8%
AVSC Holding Corp.
2020 Term Loan B1, 03/03/25(k)		65	62,352
2020 Term Loan B3, (3 mo. LIBOR US + 15.00%, 10.00% PIK), 15.00%, 10/15/26(f)		33	34,287
Diamond BC BV, 2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 2.75%), 7.58%, 09/29/28		96	96,045
Patriot Home Care, Term Loan, (1 mo. LIBOR US + 6.00%), 10.84%, 05/05/28(j)		2,942	2,886,482
Stitch Aquisition Corp., Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 6.75%), 11.91%, 07/28/28		118	92,196
Vertical U.S. Newco, Inc., Term Loan B, (6 mo. LIBOR US at 0.50% Floor + 3.50%), 8.60%, 07/30/27		137	132,827
Vertiv Group Corp., 2021 Term Loan B, (1 mo. LIBOR US + 2.75%), 7.42%, 03/02/27		121	118,500

			3,422,689

Insurance — 3.6%
Alera Group Holdings, Inc.(j)
2021 1st Lien Delayed Draw Term Loan, (1 mo. SOFRTE + 6.00%), 10.84%, 10/02/28		526	500,133
2021 Delayed Draw Term Loan, (1 mo. SOFRTE + 6.00%), 10.91%, 10/02/28		865	823,158
2021 Term Loan, (1 mo. SOFR CME at 0.75% Floor +6.00%), 10.91%, 10/02/28		3,046	2,896,515
Alliant Holdings Intermediate LLC
2021 Term Loan B4, (1 mo. LIBOR US at 0.50% Floor + 3.50%), 8.28%, 11/06/27		111	109,778
2023 Term Loan B5, (1 mo. SOFR CME at 0.50% Floor + 3.50%), 8.35%, 11/05/27		230	227,124
AmWINS Group, Inc.
2021 Term Loan B, (1 mo. LIBOR US at 0.75% Floor +2.25%), 7.11%, 02/19/28		113	111,632
2023 Incremental Term Loan B, (1 mo. SOFR CME at 0.75% Floor + 2.75%), 7.66%, 02/19/28		24	23,790
AssuredPartners, Inc.
2020 Term Loan B, (1 mo. LIBOR US + 3.50%), 8.34%, 02/12/27		90	89,328
2021 Term Loan B, (1 mo. LIBOR US at 0.50% Floor +3.50%), 8.34%, 02/12/27		40	39,474
Higginbotham Insurance Agency, Inc., 2021 1st Amendment Term Loan, (1 mo. LIBOR US at 0.75% Floor + 5.25%), 10.09%, 11/25/26(j)		2,458	2,438,348
Hub International Ltd.
2021 Term Loan B, (3 mo. LIBOR US at 0.75% Floor +3.25%), 8.06%, 04/25/25		203	202,417
2022 Term Loan B, (3 mo. SOFR CME at 0.75% Floor + 4.00%), 8.73%, 11/10/29		33	32,782
Integrity Marketing Acquisition LLC(j)
2020 3rd Amendment Delayed Draw Term Loan, (3 mo. LIBOR US at 0.75% Floor + 6.05%), 11.00%, 08/27/25		1,302	1,273,467

17

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Insurance (continued)
Integrity Marketing Acquisition LLC(j) (continued)
2021 4th Amendment Delayed Draw Term Loan, (3 mo. LIBOR US at 1.00% Floor + 6.05%), 11.00%, 08/27/25	USD	656	$642,006
2021 6th Amendment Delayed Draw Term Loan, (3 mo. LIBOR US at 0.75% Floor + 6.05%), 11.00%, 08/27/25		988	966,116
2021 8th Amendment Delayed Draw Term Loan, (3 mo. LIBOR US at 0.75% Floor + 6.02%), 10.97%, 08/27/25		843	837,068
Peter C. Foy & Associates Insurance Services LLC(j)
2021 First Lien Delayed Draw Term loan, (1 mo. LIBOR US at 0.75% Floor + 6.00%), 11.21%, 11/01/28		589	565,830
2021 First Lien Term Loan, (1 mo. LIBOR US at 0.75% Floor + 6.00%), 11.21%, 11/01/28		2,120	2,036,987
2022 1st Amendment Delayed Draw Term loan B, (3 mo. SOFRTE at 0.75% Floor + 6.00%), 11.12%, 11/01/28		1,147	1,102,204
Ryan Specialty Group LLC, Term Loan, (1 mo. SOFR CME at 0.75% Floor + 3.00%), 7.91%, 09/01/27		135	134,075
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1 mo. SOFR CME + 3.75%), 8.56%, 02/17/28		160	158,003
USI, Inc.
2019 Incremental Term Loan B, (3 mo. LIBOR US + 3.25%), 8.41%, 12/02/26		5	4,826
2022 Incremental Term Loan, (3 mo. SOFR CME at 0.50% Floor + 3.75%), 8.65%, 11/22/29		157	156,236

			15,371,297

Interactive Media & Services — 0.1%
Adevinta ASA, USD Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 2.75%), 7.91%, 06/26/28		47	46,804
Camelot U.S. Acquisition LLC, 2020 Incremental Term Loan B, (1 mo. LIBOR US at 1.00% Floor + 3.00%), 7.84%, 10/30/26		89	88,091
Grab Holdings, Inc., Term Loan B, (1 mo. LIBOR US at 1.00% Floor + 4.50%), 9.35%, 01/29/26		46	45,838
Research Now Group, Inc., 2017 2nd Lien Term Loan, (3 mo. LIBOR US at 1.00% Floor + 9.50%), 14.31%, 12/20/25		500	300,000

			480,733

IT Services — 9.0%
Acquia, Inc.(j)
Revolver, (3 mo. LIBOR US at 1.00% Floor + 7.00%), 12.16%, 10/31/25		36	35,951
Term Loan, (3 mo. LIBOR US at 1.00% Floor + 7.00%), 11.79%, 10/31/25		481	480,902
Aerospike, Term Loan, (1 mo. SOFR CME + 7.50%), 12.42%, 12/29/25(j)		1,713	1,681,981
Aerospike Inc., 2023 Second Amendment Delayed Draw Term Loan, (Prime + 6.50%), 12.42%, 12/29/25(j)		88	87,821
Alphasense, Inc., 2022 Term Loan, (1 mo. SOFR CME at 1.00% Floor + 7.00%), 11.87%, 03/11/27(j)		500	499,650
Aruba Investments Holdings LLC
2020 2nd Lien Term Loan, (1 mo. LIBOR US at 0.75% Floor + 7.75%), 12.59%, 11/24/28		45	40,275

Security		Par (000)	Value

IT Services (continued)
Aruba Investments Holdings LLC (continued)
2020 USD Term Loan, (1 mo. LIBOR US at 0.75% Floor + 3.75%), 8.59%, 11/24/27	USD	19	$18,125
Astra Acquisition Corp.
2021 1st Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 5.25%), 10.09%, 10/25/28		3,824	3,290,992
2021 2nd Lien Term Loan, (1 mo. LIBOR US at 0.75% Floor + 8.875%), 13.73%, 10/25/29(j)		4,702	3,456,181
Boxer Parent Co., Inc., 2021 USD Term Loan, (1 mo. LIBOR US + 3.75%), 8.59%, 10/02/25		95	93,908
Bullhorn, Inc., 2020 Term Loan, (3 mo. LIBOR US at 1.00% Floor + 5.75%), 10.91%, 09/30/26(j)		2,405	2,333,115
Camelot Finance SA, Term Loan B, (1 mo. LIBOR US + 3.00%), 7.84%, 10/30/26		102	102,092
CCC Intelligent Solutions, Inc., Term Loan, (1 mo. LIBOR US at 0.50% Floor + 2.25%), 7.09%, 09/21/28		79	77,930
CoreLogic, Inc.
2nd Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 6.50%), 11.38%, 06/04/29		229	168,298
Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.50%), 8.38%, 06/02/28		187	158,673
Edifecs, Inc.(j)
2021 1st Amendment Term Loan, (3 mo. LIBOR US at 0.75% Floor + 5.50%), 10.35%, 09/21/26		376	361,743
2021 2nd Amendment Term Loan, (3 mo. LIBOR US at 0.75% Floor + 5.50%), 10.35%, 09/21/26		1,550	1,486,259
Tranche B Term Loan, (3 mo. LIBOR US at 1.00% Floor + 7.50%), 12.35%, 09/21/26		1,033	1,043,077
Ensono LP, 2021 2nd Lien Term Loan, (3 mo. LIBOR US + 8.00%), 13.16%, 05/25/29(j)		3,000	2,775,000
ESO Solutions, Inc., Term Loan, (3 mo. SOFR CME at 1.00% Floor + 7.00%), 11.90%, 05/03/27(j)		3,696	3,522,592
Genesys Cloud Services Holdings II LLC, 2020 USD Term Loan B4, (1 mo. LIBOR US at 0.75% Floor + 4.00%), 8.84%, 12/01/27		151	148,461
Grey Orange Interrnational, Inc.(j)
Delayed Draw Term Loan, (3 mo. SOFR CME + 7.25%), 11.67%, 05/01/25		250	249,000
Term Loan, (3 mo. LIBOR US + 7.25%), 12.23%, 05/01/25		250	249,000
Hyphen Solutions LLC(j)
2021 Term Loan, (1 mo. LIBOR US at 1.00% Floor + 5.50%), 10.34%, 10/27/26		1,489	1,403,803
Term Loan, (1 mo. LIBOR US at 1.00% Floor + 5.50%), 10.34%, 10/27/26		1,474	1,389,879
Integratecom, Inc.(j)
Delayed Draw Term Loan, (1 mo. LIBOR US at 1.00% Floor + 6.00%), 10.85%, 12/15/27		100	97,152
Term Loan, (1 mo. LIBOR US at 1.00% Floor + 3.00%), 10.78%, 12/15/27		1,561	1,516,900
Madison Logic Holdings, Inc., Term Loan, (3 mo. SOFR CME at 1.00% Floor + 7.00%), 11.85%, 12/30/28(j)		89	85,829
OpenMarket, Inc., Term Loan, (3 mo. LIBOR US at 0.75% Floor + 6.25%), 11.41%, 09/17/26(j)		4,432	4,330,994
Pico Quantitative Trade Holding LLC, Term Loan, (3 mo. LIBOR US at 1.50% Floor + 7.25%), 12.32%, 02/07/25(j)		931	939,045
PUG LLC, USD Term Loan, (1 mo. LIBOR US + 3.50%), 8.34%, 02/12/27		172	124,243

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	18

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

IT Services (continued)
Sellerx Opco GmbH, Delayed Draw Term Loan, (3 mo. LIBOR US at 1.00% Floor + 8.00%), 13.16%, 10/22/25(j)	USD	2,499	$2,498,984
Smarsh, Inc.(j)
2022 Delayed Draw Term loan, (3 mo. SOFRTE at 0.75% Floor + 6.50%), 11.29%, 02/16/29		190	181,714
2022 Revolver, (3 mo. SOFRTE at 0.75% Floor + 6.50%), 11.40%, 02/16/29		19	17,821
2022 Term Loan, (3 mo. SOFRTE at 0.75% Floor + 6.50%), 11.29%, 02/16/29		1,524	1,453,714
Spartan Bidco Pty. Ltd., Term Loan, (3 mo. SOFR CME + 0.75%, 6.50% PIK), 5.56%, 01/24/28(f)(j)		1,889	1,859,418
Trans Union LLC, 2021 Term Loan B6, (1 mo. LIBOR US at 0.50% Floor + 2.25%), 7.09%, 12/01/28		169	166,750
Venga Finance SARL, 2021 USD Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 4.75%), 9.70%, 06/28/29		23	22,126
WEX, Inc., 2021 Term Loan, (1 mo. LIBOR US + 2.25%), 7.09%, 03/31/28		23	22,357

			38,471,755

Leisure Products — 1.1%
Delivery Hero SE, USD Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 5.75%), 10.50%, 08/12/27		4,776	4,664,900
Fender Musical Instruments Corp., 2021 Term Loan B, (1 mo. SOFRTE at 0.50% Floor + 4.00%), 8.84%, 12/01/28(j)		64	58,023
Peloton Interactive, Inc., Term Loan, (3 mo. SOFR CME at 0.50% Floor + 6.50%), 11.76%, 05/25/27		49	48,349
Topgolf Callaway Brands Corp., Term Loan B, (3 mo. SOFR CME + 3.50%), 8.26%, 03/15/30		53	52,611

			4,823,883

Life Sciences Tools & Services — 0.1%
Avantor Funding, Inc., 2021 Term Loan B5, (1 mo. LIBOR US at 0.50% Floor + 2.25%), 7.09%, 11/08/27		83	83,031
Curia Global, Inc., 2021 Term Loan, (3 mo. SOFR CME at 0.75% Floor + 3.75%), 8.53%, 08/30/26		9	7,846
eResearchTechnology, Inc., 2020 1st Lien Term Loan, (1 mo. LIBOR US at 1.00% Floor + 4.50%), 9.34%, 02/04/27		129	121,565
ICON Luxembourg SARL, LUX Term Loan, (3 mo. SOFR CME at 0.50% Floor + 2.25%), 7.41%, 07/03/28		108	107,423
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3 mo. SOFRTE at 0.50% Floor + 3.00%), 7.63%, 10/19/27		78	77,361
Parexel International Corp., 2021 1st Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 8.09%, 11/15/28		153	151,234
PRA Health Sciences, Inc., US Term Loan, (3 mo. LIBOR US at 0.50% Floor + 2.25%), 7.41%, 07/03/28		27	26,974

			575,434

Machinery — 1.2%
Albion Acquisitions Ltd., USD Term Loan, (3 mo. LIBOR US at 0.50% Floor + 5.25%), 10.07%, 08/17/26		64	61,884
Columbus McKinnon Corp., 2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 2.75%), 7.94%, 05/14/28		30	29,720
Filtration Group Corp., 2021 Incremental Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.50%), 8.34%, 10/21/28		141	138,151

Security		Par (000)		Value

Machinery (continued)
Fluidra SA, 2022 USD Term Loan B, (1 mo. SOFR CME + 2.00%), 6.91%, 01/29/29	USD	126		$124,278
Gardner Denver, Inc., 2020 USD Term Loan B2, (1 mo. SOFR CME + 1.75%), 6.66%, 03/01/27		64		64,102
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1 mo. SOFR CME + 1.75%), 6.66%, 03/01/27		94		93,240
Madison IAQ LLC, Term Loan, (6 mo. LIBOR US at 0.50% Floor + 3.25%), 8.30%, 06/21/28		193		183,608
Roper Industrial Products Investment Co., USD Term Loan, (3 mo. SOFR CME + 4.50%), 9.40%, 11/22/29		77		76,312
Sonny’s Enterprises LLC(j)
2020 Delayed Draw Term Loan, (3 mo. LIBOR US at 1.00% Floor + 6.75%), 11.57%, 08/05/26		2,835		2,863,355
2020 Term Loan, (3 mo. SOFR CME at 1.00% Floor + 6.75%), 11.05%, 08/05/26		1,030		1,040,346
SPX Flow, Inc., 2022 Term Loan, (1 mo. SOFR CME at 0.50% Floor + 4.50%), 9.41%, 04/05/29		86		81,566
Titan Acquisition Ltd., 2018 Term Loan B, (3 mo. LIBOR US + 3.00%), 8.15%, 03/28/25		179		169,615

				4,926,177

Media — 1.0%
Altice Financing SA
2017 USD Term Loan B, (3 mo. LIBOR US + 2.75%), 7.58%, 07/15/25		7		6,586
USD 2017 1st Lien Term Loan, (3 mo. LIBOR US + 2.75%), 7.58%, 01/31/26		81		79,387
AMC Entertainment Holdings, Inc., 2019 Term Loan B, (1 mo. LIBOR US + 3.00%), 7.68%, 04/22/26		100		72,480
Cable One, Inc., 2021 Term Loan B4, (1 mo. LIBOR US + 2.00%), 6.84%, 05/03/28		62		60,215
Charter Communications Operating LLC, Class A, 2019 Term Loan B1, (1 mo. SOFR CME + 1.75%), 6.56%, 04/30/25		—	(l)	448
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR US + 3.50%), 8.33%, 08/21/26		202		187,461
CMG Media Corp., 2021 Term Loan, (3 mo. LIBOR US + 3.50%), 8.66%, 12/17/26		—	(l)	73
Connect Finco SARL, 2021 Term Loan B, (1 mo. LIBOR US at 1.00% Floor + 3.50%), 8.35%, 12/11/26		208		206,556
CSC Holdings LLC, 2019 Term Loan B5, (1 mo. LIBOR US + 2.50%), 7.18%, 04/15/27		85		74,818
E.W. Scripps Co., 2020 Term Loan B3, (1 mo. LIBOR US at 0.75% Floor + 2.75%), 7.67%, 01/07/28		17		16,601
Learfield Communications LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR US at 1.00% Floor + 3.25%), 8.10%, 12/01/23		65		45,607
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR US + 2.25%), 7.09%, 03/24/25		79		77,407
Live Nation Entertainment, Inc., Term Loan B4, (1 mo. SOFR CME + 1.75%), 6.61%, 10/17/26(j)		159		157,106
MH Sub I LLC
2017 1st Lien Term Loan, (1 mo. LIBOR US + 3.75%), 8.59%, 09/13/24		124		122,063
2020 Incremental Term Loan, (1 mo. LIBOR US at 1.00% Floor + 3.75%), 8.59%, 09/13/24		23		22,314
2021 2nd Lien Term Loan, (1 mo. SOFR CME + 6.25%), 11.06%, 02/23/29		98		89,200
NEP/NCP Holdco, Inc., 2018 2nd Lien Term Loan, (1 mo. LIBOR US + 7.00%), 11.84%, 10/19/26		141		112,776

19

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Sinclair Television Group, Inc., 2021 Term Loan B3, (1 mo. LIBOR US + 3.00%), 7.85%, 04/01/28	USD	10	$9,502
Suited Connector LLC(j)
Revolver, (3 mo. LIBOR US at 1.00% Floor + 6.00%), 10.98%, 12/01/27		360	284,966
Term Loan, (3 mo. LIBOR US at 1.00% Floor + 6.00%), 10.92%, 12/01/27		2,199	1,739,181
UFC Holdings LLC, 2021 Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 2.75%), 7.57%, 04/29/26		44	43,672
UPC Financing Partnership, 2021 USD Term Loan AX, (1 mo. LIBOR US + 2.925%), 7.61%, 01/31/29		63	61,849
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1 mo. LIBOR US + 3.25%), 7.93%, 01/31/29		78	77,035
Voyage Digital Ltd., USD Term Loan B, (3 mo. SOFRTE at 0.50% Floor + 4.25%), 9.05%, 05/11/29(j)		47	46,156
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR US + 2.75%), 7.60%, 05/18/25		161	159,403
WMG Acquisition Corp., 2021 Term Loan G, (1 mo. LIBOR US + 2.125%), 6.97%, 01/20/28		139	136,752
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR US + 3.00%), 7.84%, 03/09/27		691	559,637

			4,449,251

Oil, Gas & Consumable Fuels — 0.0%
Ascent Resources Utica Holdings LLC, 2020 Fixed 2nd Lien Term Loan, (3 mo. LIBOR US at 1.00% Floor + 9.00%), 13.82%, 11/01/25		62	65,669
Lealand Finance Co. BV
2020 Make Whole Term Loan, (1 mo. LIBOR US + 3.00%), 7.84%, 06/28/24		1	552
2020 Take Back Term Loan, (1 mo. LIBOR US + 1.00%, 3.00% PIK), 5.84%, 06/30/25(f)		5	3,469
M6 ETX Holdings II Midco LLC, Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 4.50%), 9.36%, 09/19/29		11	10,831
Medallion Midland Acquisition LLC, 2021 Term Loan, (3 mo. SOFR CME at 0.75% Floor + 3.75%), 8.91%, 10/18/28		95	93,198

			173,719

Passenger Airlines — 0.2%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3 mo. LIBOR US at 0.75% Floor + 4.75%), 9.56%, 04/20/28		141	143,549
Air Canada, 2021 Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 3.50%), 8.37%, 08/11/28		144	143,032
American Airlines, Inc.
2017 1st Lien Term Loan, (6 mo. LIBOR US + 3.50%), 8.26%, 01/29/27		168	163,491
2023 Term Loan B, (6 mo. SOFR CME + 2.75%), 8.15%, 02/15/28		120	117,094
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR US at 1.00% Floor + 5.25%), 10.21%, 06/21/27		143	148,210
United Airlines, Inc., 2021 Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 3.75%), 8.57%, 04/21/28		111	110,385

			825,761

Personal Care Products — 0.4%
Kronos Acquisition Holdings, Inc., 2021 1st Lien Term Loan, (3 mo. SOFRTE at 1.00% Floor + 6.00%), 11.02%, 12/22/26		82	79,294

Security		Par (000)	Value

Personal Care Products (continued)
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, (3 mo. LIBOR US at 0.75% Floor + 3.75%), 8.91%, 10/01/26	USD	401	$396,742
Supergoop LLC(j)
Revolver, (PRIME + 4.75%), 11.67%, 12/22/27		48	47,126
Term Loan, (1 mo. LIBOR US at 0.75% Floor + 5.75%), 10.61%, 12/22/28		1,185	1,157,626

			1,680,788

Pharmaceuticals — 0.2%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (3 mo. LIBOR US + 3.50%), 8.38%, 05/04/25		66	62,284
Amynta Agency Borrower, Inc., 2023 Term Loan B, (3 mo. SOFR CME + 5.00%), 9.99%, 02/28/28		41	39,247
Bausch Health Cos., Inc., 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 5.25%), 10.09%, 02/01/27		61	45,358
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1 mo. LIBOR US at 0.50% Floor + 2.00%), 6.81%, 02/22/28		155	153,717
Elanco Animal Health, Inc., Term Loan B, (1 mo. LIBOR US + 1.75%), 6.41%, 08/01/27		123	120,001
Jazz Financing Lux SARL, USD Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.50%), 8.34%, 05/05/28		113	112,533
Option Care Health, Inc., 2021 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 2.75%), 7.59%, 10/27/28		64	63,487
Organon & Co., USD Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.00%), 8.00%, 06/02/28		73	72,763
Precision Medicine Group LLC, 2021 Term Loan, (3 mo. LIBOR US at 0.75% Floor + 3.00%), 8.16%, 11/18/27(j)		114	109,289

			778,679

Professional Services — 1.0%
Accordion Partners LLC(j)
Delayed Draw Term Loan, 08/29/29(k)		15	15,109
Revolver, 08/29/28(k)		16	14,996
Term Loan, (3 mo. SOFR CME + 6.25%), 11.15%, 08/29/29		177	171,280
DTI Holdco, Inc., 2022 2nd Lien Term Loan, (3 mo. SOFR CME at 0.75% Floor + 7.75%), 12.43%, 04/26/30(j)		4,000	3,440,000
Dun & Bradstreet Corp.
2022 Incremental Term Loan B2, (1 mo. SOFR CME + 3.25%), 8.04%, 01/18/29		65	64,817
Term Loan, (1 mo. LIBOR US + 3.25%), 8.10%, 02/06/26		242	241,066
Element Materials Technology Group U.S. Holdings, Inc.
2022 USD Delayed Draw Term Loan, (3 mo. SOFR CME at 0.50% Floor + 4.25%), 9.25%, 07/06/29		36	35,118
2022 USD Term Loan, (3 mo. SOFR CME at 0.50% Floor + 4.25%), 9.25%, 07/06/29		77	76,088
Galaxy U.S. Opco, Inc., Term Loan, (1 mo. SOFR CME at 0.50% Floor + 4.75%), 9.56%, 04/29/29		81	71,757

			4,130,231

Real Estate Management & Development — 0.7%
Chariot Buyer LLC, Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 8.09%, 11/03/28		148	142,074
Cushman & Wakefield U.S. Borrower LLC
2020 Term Loan B, (1 mo. LIBOR US + 2.75%), 7.59%, 08/21/25		53	51,915

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	20

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
Cushman & Wakefield U.S. Borrower LLC (continued)
2023 Term Loan, (1 mo. SOFR CME at 0.50% Floor + 3.25%), 8.16%, 01/31/30(j)	USD	76	$72,551
SitusAMC Holdings Corp., 2021 1st Lien Term Loan, (3 mo. LIBOR US at 0.75% Floor + 5.50%), 10.66%, 12/22/27(j)		2,970	2,866,050

			3,132,590

Semiconductors & Semiconductor Equipment — 0.0%
MKS Instruments, Inc., 2022 USD Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.75%), 7.61%, 08/17/29		75	74,202

Software — 8.9%
Anaconda, Inc., Term Loan, (3 mo. SOFR CME + 7.50%), 12.37%, 07/27/27(j)		100	97,700
Applied Systems, Inc.
2021 2nd Lien Term Loan, (3 mo. SOFR CME at 0.75% Floor + 6.75%), 11.65%, 09/17/27		27	26,524
2022 Extended 1st Lien Term Loan, (3 mo. SOFR CME at 0.50% Floor + 4.50%), 9.40%, 09/18/26		16	16,471
Backoffice Associates Holdings LLC(j)
Revolver, (3 mo. LIBOR US at 1.00% Floor + 6.75%), 11.91%, 04/30/26		228	225,293
Term Loan, (3 mo. SOFR CME at 1.00% Floor + 7.75%), 12.57%, 04/30/26		2,156	2,134,624
Barracuda Networks, Inc., 2022 Term Loan, (3 mo. SOFR CME at 0.50% Floor + 4.50%), 9.18%, 08/15/29		98	93,937
Bluefin Holding LLC, Term Loan, (1 mo. LIBOR US at 1.00% Floor + 5.75%), 10.59%, 09/04/26(j)		294	279,141
Bynder Holding B.V., Term Loan Tranche B, (6 mo. SOFR CME + 7.25%), 12.05%, 01/26/29(j)		54	52,804
Central Parent, Inc., 2022 USD Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 4.25%), 9.15%, 07/06/29		61	60,579
Cloudera, Inc.
2021 Second Lien Term Loan, (1 mo. SOFR CME at 0.50% Floor + 6.00%), 10.91%, 10/08/29		51	44,965
2021 Term Loan, (1 mo. SOFR CME at 0.50% Floor + 3.75%), 8.66%, 10/08/28(j)		39	36,929
Cornerstone OnDemand, Inc., 2021 Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.75%), 8.59%, 10/16/28		66	60,525
Cybergrants Holdings LLC(j)
Revolver, (3 mo. LOC at 0.75% Floor + 6.00%), 11.77%, 09/08/27		191	185,663
Term Loan, (3 mo. LIBOR US at 0.75% Floor + 6.00%), 11.16%, 09/08/27		3,105	3,012,920
Digicel International Finance Ltd., 2017 Term Loan B, (1 mo. LIBOR US + 3.25%), 8.08%, 05/28/24		40	36,377
Elastic Path Software, Inc., Term Loan, (3 mo. SOFR CME + 7.50%), 12.37%, 01/05/26(j)		1,342	1,338,066
Epicor Software Corp.
2020 2nd Lien Term Loan, (1 mo. LIBOR US at 1.00% Floor + 7.75%), 12.59%, 07/31/28		31	30,938
2020 Term Loan, (1 mo. LIBOR US at 0.75% Floor + 3.25%), 8.09%, 07/30/27		143	140,183
Fusion Holding Corp.(j)
1st Lien Term Loan, 0.00%, 09/15/27(k)		19	18,868

Security		Par (000)	Value

Software (continued)
Fusion Holding Corp.(j) (continued)
Term Loan, (3 mo. SOFR CME at 0.75% Floor + 6.25%), 11.13%, 09/15/29		231	$225,367
Fusion Risk Management, Inc.(j)
Revolver, (3 mo. SOFR CME at 1.00% Floor + 6.50%), 11.46%, 08/30/28		18	17,936
Term Loan, (3 mo. SOFR CME at 1.00% Floor + 3.25%, 3.50% PIK), 8.14%, 08/30/28(f)	USD	173	165,359
Informatica LLC, 2021 USD Term Loan B, (1 mo. LIBOR US + 2.75%), 7.63%, 10/27/28		172	170,796
Inmoment, Inc., Term Loan, (3 mo. LIBOR US at 0.75% Floor +5.00%, 2.00% PIK), 9.08%, 06/08/28(f)(j)		4,055	3,950,402
Instructure Holdings, Inc., 2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 2.75%), 7.85%, 10/30/28(j)		16	15,593
IPS Corp.
2021 2nd Lien Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 7.00%), 11.84%, 10/01/29(j)		116	92,834
2021 Delayed Draw Term Loan, 0.00%, 10/02/28(l)		—	293
2021 Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.50%), 8.41%, 10/02/28		54	50,652
Keep Truckin, Inc.(j)
Delayed Draw Term Loan, (1 mo. SOFR CME at 1.00% Floor + 7.25%), 12.04%, 04/08/25		988	976,237
Delayed Draw Term Loan 2, (1 mo. SOFR CME at 1.00% Floor + 7.25%), 12.04%, 04/08/25		1,512	1,493,763
Term Loan, (1 mo. SOFR CME at 1.00% Floor + 7.25%), 12.05%, 10/05/24		2,000	1,976,000
Kong, Inc., Term Loan, (1 mo. SOFR CME at 1.00% Floor + 3.25%, 3.25% PIK), 10.28%, 11/01/29(f)(j)		100	99,527
Lightspeed Solution LLC(j)
Delayed Draw Term Loan, (1 mo. SOFRTE at 0.75% Floor + 6.50%), 11.17%, 03/01/28		9	8,102
Term Loan, (3 mo. SOFRTE at 0.75% Floor + 6.50%), 11.37%, 03/01/28		383	372,151
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3 mo. LIBOR US at 0.75% Floor + 4.75%), 9.58%, 07/27/28		2,488	2,042,480
2021 USD 2nd Lien Term Loan, (3 mo. LIBOR US at 0.75% Floor + 8.25%), 13.08%, 07/27/29		2,197	1,625,545
McAfee Corp., 2022 USD Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.75%), 8.52%, 03/01/29		176	164,693
PERCHHQ LLC, Term Loan, (1 mo. LIBOR US at 1.00% Floor + 7.00%), 13.34%, 10/15/25(j)		3,135	2,824,568
Persado, Inc., Term Loan, (1 mo. LIBOR US + 7.00%), 12.17%, 02/03/27(j)		150	142,543
Planview Parent, Inc., 2nd Lien Term Loan, (3 mo. LIBOR US at 0.75% Floor + 7.25%), 12.41%, 12/18/28		76	67,007
Pluralsight, Inc.(j)
Revolver, (3 mo. LIBOR US at 1.00% Floor + 8.00%), 12.78%, 04/06/27		96	90,799
Term Loan, (3 mo. LIBOR US at 1.00% Floor + 8.00%), 12.78%, 04/06/27		3,309	3,143,403
Proofpoint, Inc.
1st Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 8.09%, 08/31/28		86	83,929
2nd Lien Term Loan, (3 mo. LIBOR US at 0.50% Floor + 6.25%), 11.09%, 08/31/29		170	159,941

21

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
RealPage, Inc.
1st Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.00%), 7.84%, 04/24/28	USD	318	$308,249
2nd Lien Term Loan, (1 mo. LIBOR US at 0.75% Floor + 6.50%), 11.34%, 04/23/29		1,034	973,304
Restoration Hardware, Inc., Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 2.50%), 7.34%, 10/20/28		41	38,070
Reveal Brainspace, Term Loan, (3 mo. LIBOR US + 5.00%), 10.22%, 03/10/28(j)		500	486,550
Rigup, Inc., Delayed Draw Term Loan, (1 mo. LIBOR US at 1.50% Floor + 7.00%), 12.00%, 03/01/24(j)		645	669,176
SEP Raptor Acquisition, Inc., Term Loan, (3 mo. LIBOR US + 4.50%), 12.69%, 03/28/27(j)		1,726	1,691,473
Severin Acquisition LLC, 2018 Term Loan B, (3 mo. SOFR CME + 3.00%), 7.68%, 08/01/25		63	62,673
Sophia LP
2020 2nd Lien Term Loan, (3 mo. LIBOR US at 1.00% Floor + 8.00%), 13.16%, 10/09/28		1,000	991,250
2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 3.50%), 8.66%, 10/07/27		58	56,799
Superman Holdings LLC, Term Loan, (3 mo. LIBOR US at 1.00% Floor + 6.125%), 11.28%, 08/31/27(j)		1,686	1,655,384
Syntellis Performance Solutions LLC, Term Loan, (1 mo. SOFR CME at 0.75% Floor + 6.50%), 11.31%, 08/02/27(j)		1,263	1,225,226
Tempo Acquisition LLC, 2022 Term Loan B, (1 mo. SOFR CME + 3.00%), 7.81%, 08/31/28		235	234,279
Thunder Purchaser, Inc.(j)
2021 Delayed Draw Term Loan, (3 mo. LIBOR US at 1.00% Floor + 5.75%), 10.91%, 06/30/28		83	79,121
2021 Term Loan, (3 mo. LIBOR US at 1.00% Floor + 5.75%), 10.91%, 06/30/28		263	250,838
TIBCO Software, Inc.
2022 USD Term Loan, (3 mo. SOFR CME at 0.50% Floor + 4.50%), 9.50%, 03/30/29		262	237,548
2022 USD Term Loan A, (3 mo. SOFR CME at 0.50% Floor + 4.50%), 9.50%, 09/29/28		1,544	1,389,342
UKG, Inc., 2021 2nd Lien Term Loan, (3 mo. LIBOR US at 0.50% Floor + 5.25%), 10.03%, 05/03/27		62	59,622
Ultimate Software Group, Inc., 2021 Term Loan, (3 mo. LIBOR US at 0.50% Floor + 3.25%), 8.03%, 05/04/26		91	88,673
ZoomInfo LLC, 2023 Term Loan B, (1 mo. SOFR CME + 2.75%), 7.66%, 02/28/30		17	16,915

			38,366,919

Specialty Retail — 2.6%
Belron Finance U.S. LLC
2019 USD Term Loan B3, (3 mo. LIBOR US + 2.25%), 7.06%, 10/30/26(j)		41	40,533
2021 USD Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 2.425%), 7.30%, 04/13/28		110	109,439
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 8.09%, 11/24/28		76	75,255
Hanna Andersson LLC, Term Loan, (1 mo. LIBOR US at 1.00% Floor + 6.00%), 10.71%, 07/02/26(j)		3,369	3,210,419
Mavis Tire Express Services Corp., 2021 Term Loan B, (1 mo. SOFR CME at 0.75% Floor + 4.00%), 8.92%, 05/04/28		128	125,783

Security		Par (000)		Value

Specialty Retail (continued)
MED ParentCo LP, 1st Lien Term Loan, (1 mo. LIBOR US + 4.25%), 9.09%, 08/31/26	USD	54		$47,454
Midas Intermediate Holdco II LLC, 2022 PIK Term Loan, (1 mo. SOFR CME at 0.75% Floor + 8.35%, 1.50% PIK), 13.11%, 06/30/27		130		106,274
PetSmart, Inc., 2021 Term Loan B, (1 mo. SOFR CME at 0.75% Floor + 3.75%), 8.66%, 02/11/28		159		158,046
Pilot Travel Centers LLC, 2021 Term Loan B, (1 mo. SOFR CME + 2.00%), 6.91%, 08/04/28		75		74,309
Razor Group GmbH(j)
Delayed Draw Term Loan, (1 mo. LIBOR US + 9.00%), 15.16%, 04/23/25		4,098		3,954,371
Fixed Term Loan, 0.00%, 09/30/23		401		432,816
Research Now Group, Inc., 2017 1st Lien Term Loan, (6 mo. LIBOR US at 1.00% Floor + 5.50%), 10.31%, 12/20/24		3,423		2,595,315
Reverb Buyer, Inc., 2021 1st Lien Term Loan, (3 mo. SOFR CME at 0.50% Floor + 3.25%), 8.24%, 11/01/28		—	(l)	45
Sally Holdings LLC, 2023 Term Loan B, (3 mo. SOFR CME + 2.50%), 7.31%, 02/28/30(j)		29		28,891
Woof Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR US at 0.75% Floor + 3.75%), 8.53%, 12/21/27(j)		19		18,136

				10,977,086

Technology Hardware, Storage & Peripherals — 1.3%
Electronics for Imaging, Inc., Term Loan, (1 mo. LIBOR US + 5.00%), 10.21%, 07/23/26		2,409		1,885,242
SumUp Holdings, 2021 Delayed Draw Term Loan, (3 mo. SOFR CME at 1.00% Floor + 6.85%), 11.94%, 12/20/28(j)		3,772		3,684,686

				5,569,928

Textiles, Apparel & Luxury Goods — 1.6%
Calceus Acquisition, Inc., Term Loan B, (3 mo. LIBOR US + 5.50%), 10.66%, 02/12/25		266		255,360
Crocs, Inc., Term Loan B, (1 mo. SOFRTE at 0.50% Floor + 3.50%), 8.41%, 02/20/29		58		58,013
Hanesbrands, Inc., 2023 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.75%), 8.56%, 03/08/30(j)		25		24,875
International Textile Group, Inc., 2022 Delayed Draw Term Loan, (3 mo. LIBOR US at 1.00% Floor + 8.50%), 13.55%, 02/14/27(j)		2,600		2,597,400
James Perse Enterprises, Inc., Term Loan, (1 mo. SOFR CME at 1.00% Floor + 6.25%), 11.06%, 09/02/27(j)		4,000		4,021,600

				6,957,248

Trading Companies & Distributors — 0.4%
AP Core Holdings II LLC, High-Yield Term Loan B2, (1 mo. LIBOR US at 0.75% Floor + 5.50%), 10.34%, 09/01/27		1,500		1,457,505
ION Trading Finance Ltd., 2021 USD Term Loan, (3 mo. LIBOR US + 4.75%), 9.91%, 04/03/28		16		14,767
SRS Distribution, Inc., 2022 Incremental Term Loan, (1 mo. SOFR CME + 3.25%), 8.16%, 06/02/28		88		84,245

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	22

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Trading Companies & Distributors (continued)
TMK Hawk Parent Corp.
2020 Super Priority First Out Term Loan A, (3 mo. LIBOR US at 1.00% Floor + 9.50%), 14.46%, 05/30/24(j)	USD	22	$21,597
2020 Super Priority Second Out Term Loan B, (3 mo. LIBOR US at 1.00% Floor + 3.50%), 8.46%, 08/28/24		70	39,400

			1,617,514

Transportation — 0.1%
Traack Technologies, Inc., Term Loan, (6 mo. SOFR CME + 7.50%), 13.15%, 09/15/25(j)		500	488,350

Transportation Infrastructure — 0.2%
Geo Parent Corp., Term Loan, (3 mo. SOFR CME + 5.25%), 10.17%, 12/19/25(j)		967	904,383
KKR Apple Bidco LLC, 2021 2nd Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 5.75%), 10.59%, 09/21/29		19	18,568

			922,951

Wireless Telecommunication Services — 0.2%
Gainwell Acquisition Corp., 2nd Lien Term Loan, (3 mo. LIBOR US at 1.00% Floor + 8.00%), 12.79%, 10/02/28(j)		994	952,062
GOGO Intermediate Holdings LLC, Term Loan B, (3 mo. SOFR CME at 0.75% Floor + 3.75%), 8.70%, 04/30/28		52	51,629
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR US + 1.75%), 6.60%, 04/11/25		23	23,252

			1,026,943

Total Floating Rate Loan Interests — 67.3% (Cost: $300,640,462)			288,663,191

Foreign Agency Obligations

Mongolia — 0.0%
Mongolia Government International Bond, 5.13%, 04/07/26(e)		200	176,022

Pakistan — 0.0%
Pakistan Government International Bond(e)
6.00%, 04/08/26		300	108,033
7.38%, 04/08/31		200	69,522

			177,555

Sri Lanka — 0.1%
Sri Lanka Government International Bond(c)(e)(g)
6.35%, 06/28/24		310	108,849
6.85%, 11/03/25		200	72,412
6.83%, 07/18/26		200	72,022
6.20%, 05/11/27		200	70,100

			323,383

Security		Par (000)	Value

Vietnam — 0.1%
Vietnam Government International Bond, 4.80%, 11/19/24(e)	USD	250	$244,090

Total Foreign Agency Obligations — 0.2% (Cost: $1,527,626)			921,050

		Shares

Investment Companies

Capital Markets — 0.4%
iShares JP Morgan USD Emerging Markets Bond ETF(m)		18,476	1,594,109

Financial Services — 0.0%
Invesco Senior Loan ETF		7,104	147,763

Total Investment Companies — 0.4% (Cost: $2,149,056)			1,741,872

		Par (000)

Preferred Securities

Capital Trusts — 1.4%(a)

Banks — 0.6%
Bank of East Asia Ltd., 5.88%(d)(e)	USD	250	217,156
Industrial & Commercial Bank of China Ltd., 3.20%(d)(e)		400	374,000
ING Groep NV, 3.88%(d)		372	269,730
Toronto-Dominion Bank, 8.13%, 10/31/82		1,526	1,548,890

			2,409,776

Financial Services — 0.8%
Barclays PLC, 8.00%(d)		4,150	3,543,063

Independent Power and Renewable Electricity Producers(b)(d) — 0.0%
NRG Energy, Inc., 10.25%		92	87,916
Vistra Corp., 7.00%		43	37,840

			125,756

			6,078,595

		Shares

Preferred Stocks — 1.1%

Commercial Services & Supplies(j) — 0.8%
StubHub		3,000	3,498,105
Verscend Intermediate Holding		33	41,993

			3,540,098

Financial Services — 0.0%
Alliant Holdings, Inc.(j)		55	51,342

23

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotel & Resort REITs(d) — 0.0%
Ashford Hospitality Trust, Inc., Series I	3,636	$61,775
Braemar Hotels & Resorts, Inc., Series B(h)	4,740	75,935

		137,710

IT Services — 0.3%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $744,776)(j)(n)	6,797	1,075,047

		4,804,197

Total Preferred Securities — 2.5% (Cost: $10,834,872)		10,882,792

Warrants

Capital Markets — 0.0%
Pico Quantitative Trade Holding LLC, (Issued 02/07/20, Expires 02/07/30)(c)(j)	142	31,358

Consumer Discretionary — 0.0%
Service King (Carnelian Point), (Expires 06/30/27, Strike Price USD 10.00)(c)	202	—

Consumer Finance — 0.0%
WorldRemit Ltd., Series D, (Issued 02/11/21, Expires 02/11/31, Strike Price USD 37.59)(c)(j)	1,596	16,019

Diversified Consumer Services — 0.0%
PERCHHQ LLC, (Expires 10/15/27)(c)(j)(o)	21,736	58,650

Electrical Equipment — 0.1%
Razor Group GmbH, (Issued 04/30/21, Expires 04/30/28)(c)(j)	46	151,582

IT Services(c)(j) — 0.0%
Grey Orange, (Expires 05/06/32)	339	1,687
SellerX Germany GmbH & Co. KG, Series B, (Issued 11/22/21, Expires 11/22/28)	19	38,509

		40,196

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp., (Issued/Exercisable 11/03/20, 1 Share for 1 Warrant, Expires 10/27/24, Strike Price USD 36.00)(c)	20	170

Specialty Retail — 0.0%
Razor Group Gmbh(c)(j)	14	81,155

Textiles, Apparel & Luxury Goods(c)(j) — 0.0%
Elevate Brands Holdco, Inc., (Strike Price USD 0.80)	10,931	8,498
Elevate Textiles, Inc., (Strike Price USD 3.54)	21,862	10,548

		19,046

Total Warrants — 0.1% (Cost: $33)		398,176

Total Long-Term Investments — 108.4% (Cost: $490,649,472)		465,399,432

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.70%(m)(p)	3,899,806	$3,899,806

Total Short-Term Securities — 0.9% (Cost: $3,899,806)		3,899,806

Total Investments — 109.3% (Cost: $494,549,278)		469,299,238

Liabilities in Excess of Other Assets — (9.3)%		(40,125,510)

Net Assets — 100.0%		$429,173,728

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Perpetual security with no stated maturity date.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Convertible security.
(i)	Zero-coupon bond.
(j)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(k)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(l)	Rounds to less than 1,000.
(m)	Affiliate of the Fund.
(n)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,075,047, representing 0.3% of its net assets as of period end, and an original cost of $744,776.

(o)	All or a portion of the security is held by a wholly-owned subsidiary.
(p)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	24

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Strategies Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$3,149,181	$750,625	(a)	$—	$—	$—	$3,899,806	3,899,806	$23,055	$—
iShares JP Morgan USD Emerging Markets Bond ETF	1,562,885	—		—	—	31,224	1,594,109	18,476	12,759	—

					$—	$31,224	$5,493,915		$35,814	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
10-Year U.S. Ultra Long Treasury Note	107	06/21/23	$12,975	$(67,572)
U.S. Long Bond	5	06/21/23	657	15,584
Ultra U.S. Treasury Bond	9	06/21/23	1,275	65,214
5-Year U.S. Treasury Note	323	06/30/23	35,416	723,791

				737,017

Short Contracts
Euro Stoxx 50 Index	202	06/16/23	9,350	(569,696)
Russell 2000 E-Mini Index	36	06/16/23	3,264	(91,751)
S&P 500 E-Mini Index	16	06/16/23	3,310	(148,259)
10-Year U.S. Treasury Note	501	06/21/23	57,646	(1,677,144)
2-Year U.S. Treasury Note	82	06/30/23	16,941	(17,537)

				(2,504,387)

				$(1,767,370)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	35,000	USD	37,832	Bank of America N.A.	04/14/23	$146
USD	137,385	EUR	126,000	Bank of America N.A.	06/21/23	137

						283

EUR	30,000	USD	32,615	Goldman Sachs International	04/14/23	(62)
EUR	13,000	USD	14,161	HSBC Bank PLC	04/14/23	(55)
USD	10,612	EUR	10,000	Deutsche Bank AG	04/14/23	(239)
USD	43,108	EUR	40,000	Goldman Sachs International	04/14/23	(296)
USD	10,766	EUR	10,000	HSBC Bank PLC	04/14/23	(85)
USD	23,634	EUR	22,000	Morgan Stanley & Co. International PLC	04/14/23	(238)
USD	594,107	EUR	560,000	Morgan Stanley & Co. International PLC	04/14/23	(13,547)
USD	11,986	GBP	10,000	JPMorgan Chase Bank N.A.	04/14/23	(353)
EUR	265,887	USD	291,252	Barclays Bank PLC	06/21/23	(1,631)
USD	1,768,059	EUR	1,635,000	Goldman Sachs International	06/21/23	(12,886)
USD	1,758,838	EUR	1,635,500	Morgan Stanley & Co. International PLC	06/21/23	(22,651)

						(52,043)

						$(51,760)

25

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Strategies Fund

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.40.V1	5.00%	Quarterly	06/20/28	USD	42,300	$(717,449)	$(269,447)	$(448,002)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$33,217,528	$—	$33,217,528
Common Stocks
Construction & Engineering	—	734	—	734
Hotel & Resort REITs	2,119,395	—	—	2,119,395
Household Durables	2,295,600	—	—	2,295,600
Pharmaceuticals	602,138	—	—	602,138
Specialty Retail	—	9,880	—	9,880
Corporate Bonds
Aerospace & Defense	—	2,824,628	—	2,824,628
Automobile Components	—	1,888,712	—	1,888,712
Automobiles	—	149,007	—	149,007
Banks	—	3,851,437	—	3,851,437
Beverages	—	1,749,594	—	1,749,594
Broadline Retail	—	2,672,836	—	2,672,836
Building Materials	—	540,900	—	540,900
Building Products	—	2,221,375	—	2,221,375
Capital Markets	—	1,152,190	—	1,152,190
Chemicals	—	1,250,475	—	1,250,475
Commercial Services & Supplies	—	1,169,289	—	1,169,289
Communications Equipment	—	490,892	—	490,892
Construction & Engineering	—	196,288	—	196,288
Construction Materials	—	65,131	—	65,131
Consumer Discretionary	—	6,953,809	—	6,953,809
Consumer Finance	—	3,124,500	—	3,124,500
Consumer Staples Distribution & Retail	—	66,720	—	66,720
Containers & Packaging	—	413,925	—	413,925
Diversified Consumer Services	—	1,923,477	—	1,923,477

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	26

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Strategies Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Diversified REITs	$—	$2,027,997	$—	$2,027,997
Diversified Telecommunication Services	—	1,723,702	—	1,723,702
Electric Utilities	—	1,184,827	—	1,184,827
Electrical Equipment	—	101,238	—	101,238
Electronic Equipment, Instruments & Components	—	240,195	—	240,195
Energy Equipment & Services	—	864,091	—	864,091
Environmental, Maintenance & Security Service	—	383,596	—	383,596
Financial Services	—	6,119,559	—	6,119,559
Food Products	—	674,422	—	674,422
Gas Utilities	—	14,854	—	14,854
Health Care Equipment & Supplies	—	109,215	—	109,215
Health Care Providers & Services	—	3,330,629	—	3,330,629
Health Care Technology	—	441,108	—	441,108
Hotels, Restaurants & Leisure	—	7,386,749	—	7,386,749
Household Durables	—	959,844	—	959,844
Household Products	—	31,988	—	31,988
Independent Power and Renewable Electricity Producers	—	1,192,573	—	1,192,573
Insurance	—	1,866,829	—	1,866,829
Interactive Media & Services	—	2,509,270	—	2,509,270
Internet Software & Services	—	696,980	—	696,980
IT Services	—	4,636,463	—	4,636,463
Leisure Products	—	80,849	—	80,849
Machinery	—	1,024,273	—	1,024,273
Media	—	12,791,490	—	12,791,490
Metals & Mining	—	2,526,026	—	2,526,026
Multi-Utilities	—	178,350	—	178,350
Oil, Gas & Consumable Fuels	—	12,620,091	—	12,620,091
Passenger Airlines	—	1,297,954	—	1,297,954
Pharmaceuticals	—	412,451	—	412,451
Real Estate Management & Development	—	5,426,088	—	5,426,088
Semiconductors & Semiconductor Equipment	—	1,410,929	—	1,410,929
Software	—	10,120,263	—	10,120,263
Specialized REITs	—	97,000	—	97,000
Specialty Retail	—	341,103	—	341,103
Technology Hardware, Storage & Peripherals	—	50,831	—	50,831
Textiles, Apparel & Luxury Goods	281,792	106,401	1,858,102	2,246,295
Tobacco	—	74,473	—	74,473
Transportation Infrastructure	—	363,893	—	363,893
Utilities	—	411,717	—	411,717
Wireless Telecommunication Services	—	3,871,686	—	3,871,686
Floating Rate Loan Interests	—	80,864,402	207,798,789	288,663,191
Foreign Agency Obligations	—	921,050	—	921,050
Investment Companies	1,741,872	—	—	1,741,872
Preferred Securities
Capital Trusts	—	6,078,595	—	6,078,595
Preferred Stocks	137,710	—	4,666,487	4,804,197
Warrants	170	—	398,006	398,176
Short-Term Securities
Money Market Funds	3,899,806	—	—	3,899,806
Unfunded Floating Rate Loan Interests(a)	—	—	8,858	8,858
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(1,786)	(446,527)	(448,313)

	$11,078,483	$243,497,585	$214,283,715	$468,859,783

Derivative Financial Instruments(b)
Assets
Foreign Currency Exchange Contracts	$—	$283	$—	$283
Interest Rate Contracts	804,589	—	—	804,589
Liabilities
Credit Contracts	—	(448,002)	—	(448,002)
Equity Contracts	(240,010)	(569,696)	—	(809,706)

27

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Strategies Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Liabilities (continued)
Foreign Currency Exchange Contracts	$—	$(52,043)	$—	$(52,043)
Interest Rate Contracts	(1,762,253)	—	—	(1,762,253)

	$(1,197,674)	$(1,069,458)	$—	$(2,267,132)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, bank borrowings payable of $42,350,000 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Corporate Bonds	Floating Rate Loan Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests	Warrants	Total

Assets/Liabilities
Opening balance, as of December 31, 2022	$1,771,094	$202,600,348	$4,690,451	$(596,398)	$421,148	$208,886,643
Transfers into Level 3(a)	—	4,996,330	—	—	—	4,996,330
Transfers out of Level 3(b)	—	(69,322)	—	—	—	(69,322)
Accrued discounts/premiums	3,176	115,080	—	—	—	118,256
Net realized gain (loss)	—	(31,325)	—	—	—	(31,325)
Net change in unrealized appreciation (depreciation)(c)	83,832	(1,119,745)	(23,964)	158,729	(23,142)	(924,290)
Purchases	—	3,523,169	—	—	—	3,523,169
Sales	—	(2,215,746)	—	—	—	(2,215,746)

Closing balance, as of March 31, 2023	$1,858,102	$207,798,789	$4,666,487	$(437,669)	$398,006	$214,283,715

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023(c)	$83,832	$(1,146,331)	$(23,964)	$51,364	$(23,142)	$(1,058,241)

(a)

As of December 31, 2022, the Fund used observable inputs in determining the value of certain investments. As of March 31, 2023, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(b)

As of December 31, 2022, the Fund used significant unobservable inputs in determining the value of certain investments. As of March 31, 2023, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(c)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $12,498,964. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value

Assets
Corporate Bonds	$1,858,102	Income	Discount Rate	13%		—
Floating Rate Loan Interests	194,881,202	Income	Discount Rate	10% - 22%		12%
Preferred Stocks	4,666,487	Income	Discount Rate	12% - 14%		14%
		Market	Revenue Multiple	3.15x - 3.65x		3.40x
			Recent Transactions	(b)		—
Warrants	378,960	Market	Revenue Multiple	1.40x - 11.00x		2.43x
			Time to Exit	1.0 - 4.3 years		2.3 years

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	28

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Credit Strategies Fund

Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value

		Volatility	55% - 65%		64%

$201,784,751

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)

For the period end March 31, 2023, the valuation technique for certain investments classified as Preferred Stock used recent prior transaction prices as inputs within the model used for the approximation of fair value.

Currency Abbreviation

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

CDI	CREST Depository Interest

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

CR	Custodian Receipt

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

LOC	Letter of Credit

MTN	Medium-Term Note

PCL	Public Company Limited

PIK	Payment-in-Kind

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

SOFR CME	Secured Overnight Financing Rate Chicago Mercantile Exchange

SOFRTE	Term Secured Overnight Financing Rate

29